      As Filed With The Securities And Exchange Commission On June 26, 2003

                                                               File No. 811-3651





                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No. __



                           TOUCHSTONE STRATEGIC TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


            221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 543-0407
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


                               Patrick T. Bannigan
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                             Samuel Kornhauser, Esq.
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective on July 18, 2003 and will be offered as soon as practicable after this Registration Statement becomes effective.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. The Registrant has undertaken to file on May 31, 2004, a Rule 24f-2 Notice for its most recent fiscal year ended March 31, 2004.

                           TOUCHSTONE STRATEGIC TRUST


                       CONTENTS OF REGISTRATION STATEMENT

               This Registration Statement contains the following
                              pages and documents:

                                   Front Cover
                                  Contents Page
                              Cross-Reference Sheet
                             Letters to Shareholders
                            Notice of Special Meeting


                                     PART A

                       Combined Prospectus/Proxy Statement


                                     PART B

                       Statement of Additional Information


                                     PART C

                                Other Information
                                   Signatures
                                    Exhibits

                           TOUCHSTONE STRATEGIC TRUST

                       REGISTRATION STATEMENT ON FORM N-14

                              CROSS REFERENCE SHEET


              N-14                           LOCATION IN
            ITEM NO.                    REGISTRATION STATEMENT
            --------                    ----------------------
            PART A. INFORMATION REQUIRED IN PROSPECTUS/PROXY STATEMENT

 1.    Beginning of Registration      Cover Page; Cross Reference Sheet
       Statement and Outside Front
       Cover Page of Prospectus

 2.    Beginning and Outside Back     Table of Contents
       Cover Page of Prospectus

 3.    Synopsis and Risk Factors      Synopsis; Principal Risk Factors

 4.    Information About the          Synopsis; The Proposed Transactions;
       Transaction                    Appendix A

 5.    Information About the          Synopsis; Comparison of Investment
       Registrant                     Objectives and Policies; Principal Risk
                                      Factors; Additional Information About the
                                      Acquiring Fund and the Acquiring Fund
                                      Shares; Miscellaneous; Current Prospectus
                                      of the Large Cap Growth Fund


 6.    Information About the          Synopsis; Comparison of Investment
       Companies Being Acquired       Objectives and Policies; Principal Risk
                                      Factors; Additional Information About the
                                      Portfolios and the Portfolios' Shares;
                                      Current Prospectuses of The Navellier
                                      Large Cap Growth Portfolio of The Navellier
                                      Performance Funds and of The Navellier Large Cap
                                      Growth Portfolio of The Navellier Millennium Funds


 7.    Voting Information             Introduction and Voting Information;
                                      Synopsis

 8.    Interest of Certain Persons    Introduction and Voting Information; The
       and Experts                    Proposed Transactions; Miscellaneous

 9.    Additional Information         Not Applicable
       Required for Reoffering by
       Persons Deemed to be
       Underwriters

                    N-14                             LOCATION IN
                  ITEM NO.                      REGISTRATION STATEMENT
                  --------                      ----------------------
       PART B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

 10.   Cover Page                     Cover Page

 11.   Table of Contents              Table of Contents

 12.   Additional Information About   Current Statement of Additional
       the Registrant                 Information of The Large Cap Growth Fund
                                      of the Touchstone Strategic Trust

 13.   Additional Information About   Current Statements of Additional
       the Companies Being Acquired   Information of The Navellier Performance Funds
                                      and of The Navellier Millennium Funds

 14.   Financial Statements           Current Annual Report of the Large Cap Growth Fund
                                      of the Touchstone Strategic Trust (March 31, 2003);
                                      The Navellier Large Cap Growth Portfolio of the
                                      Navellier Performance Funds (December 21, 2002);
                                      The Navellier Large Cap Growth Portfolio of The
                                      Navellier Millennium Funds (December 31, 2002);
                                      "PRO FORMA FINANCIAL STATEMENTS" (December 31,
                                      2002)



                            PART C: OTHER INFORMATION

 15.   Indemnification                Indemnification

 16.   Exhibits                       Exhibits

 17.   Undertakings                   Undertakings

                          THE NAVELLIER MILLENIUM FUNDS

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501

                                 1-800-887-8671


                                  July 18, 2003


                             TO THE SHAREHOLDERS OF

                    THE NAVELLIER LARGE CAP GROWTH PORTFOLIO

Dear Shareholder:


    A special meeting of the shareholders of The Navellier Large Cap Growth Portfolio (the " Millennium Portfolio"), a series of The Navellier Millennium Funds will be held at 10:00 A.M., Pacific Standard Time, on August 22, 2003, or a date shortly thereafter, at the offices of The Navellier Millennium Funds, One East Liberty Street Third Floor, Reno, Nevada 89501 (the "Meeting"). The shareholders of the Millennium Portfolio (the "Shareholders") will vote on a proposed Agreement and Plan of Reorganization (the "Plan"). Under the Plan, the Navellier Large Cap Growth Portfolio ("Millennium Portfolio")of The Navellier Millennium Funds and The Navellier Large Cap Growth Portfolio (the "Portfolio") of The Navellier Performance Funds will merge into the Touchstone Large Cap Growth Fund (the "Acquiring Fund"), a separate portfolio of the Touchstone Strategic Trust (the "Reorganization"). Upon completion of the proposed Reorganization, the investment objective and investment strategies of the Touchstone Large Cap Growth Fund will be changed to those of Navellier Large Cap Growth Portfolios. Touchstone Large Cap Growth's investment objective therefore would be identical to the investment objective of Navellier Millennium Large Cap Growth and Touchstone Large Cap Growth's investment policies would be substantially identical to those of the Millennium Portfolio. In addition, the investment manager of Touchstone Large Cap Growth will change the investment sub-advisor of Touchstone Large Cap Growth to the manager of the Navellier Large Cap Growth and of the Millennium Portfolio, Navellier Management, Inc.

If you own class 'A', 'B', or 'C' shares of the Navellier Millenium Large Cap Growth Portfolio you will receive Class 'A', 'B', or 'C' shares of The Touchstone Large Cap Growth Fund, respectively. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Reorganization. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Acquiring Fund has three classes of shares. The Class 'A' shares charge an initial sales charge of 5.75%, the Class 'B' shares charge a contingent deferred sales charge which is incrementally reduced over time from 5% on redemptions within a year of purchase down to 0% on redemptions after six years. The Class 'C' shares charge a 1% contingent deferred sales charge on redemptions within one year of purchase. Like the Millennium Portfolio, the Class 'A' Shares of the Acquiring Fund are charged an annual 12b-1 fee of 0.25%, and Class 'B' and 'C' shares of the Acquiring Fund are charged an annual 12b-1 fee of 1.00%.

    The Acquiring Fund charges an annual management fee of 0.75% of assets under management which is less than the annual 1.00% you are charged now.


    If the Plan is approved and implemented by the Millennium Portfolio, the Shareholders of the Millennium Portfolio will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund having an aggregate value equal to the aggregate value of his or her investment in the Millennium Portfolio. No sales charge will be imposed as a result of the Reorganization. Prior to completion of the Reorganization, the

Acquiring Fund and the Millennium Portfolio will have received an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

    I and the Trustees of the Millennium Portfolio by a unanimous vote have voted in FAVOR of the proposed merger and are urging you and the other Millennium Portfolio shareholders to vote FOR a merger of the Millennium Portfolio into the Acquiring Fund. I and the other Millennium Portfolio Trustees ("Management") are soliciting your proxy (vote) because we believe that the proposed merger should benefit Shareholders by reducing portfolio operating costs.

    We believe that this Reorganization is in the best interest of the Millennium Portfolio and the Shareholders and, therefore, recommend that the Shareholders vote FOR approving the Plan.


    WE STRONGLY URGE YOU TO REVIEW, COMPLETE, AND RETURN YOUR GOLD PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. VOTING YOUR SHARES EARLY WILL HELP TO AVOID COSTLY FOLLOW-UP MAIL AND TELEPHONE SOLICITATION. LOUIS NAVELLIER AND NAVELLIER MANAGEMENT, INC. ARE PAYING FOR THIS PROXY SOLICITATION AND WILL NOT SEEK REIMBURSEMENT FROM THE MILLENNIUM PORTFOLIO OR YOU. AFTER REVIEWING THE ENCLOSED MATERIALS, PLEASE EXERCISE YOUR RIGHT TO VOTE TODAY AND VOTE FOR THE MERGER BY COMPLETING, DATING, AND SIGNING EACH PROXY CARD YOU RECEIVE AND MAILING THE PROXY IN THE SELF-ADDRESSED, POSTAGE-PAID ENVELOPE TO THE NAVELLIER MILLENNIUM FUNDS AT ONE EAST LIBERTY STREET, THIRD FLOOR, RENO, NEVADA 89501. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN August 18, 2003 OR A DATE SHORTLY THEREAFTER.


    Please note that you may receive more than one proxy package if you hold shares of the Millennium Portfolio in more than one account. You should return separate proxy cards for each such account. If you have any questions, please call Navellier Management, Inc. at 1-800-887-8671.

                                          Sincerely,

                                          Louis G. Navellier

                                          --------------------------------------
                                          Trustee of The Navellier Large
                                          Cap Growth Portfolio of The
                                          Navellier Millennium Funds

                                 THE TRUSTEES OF
                         THE NAVELLIER MILLENNIUM FUNDS

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501

                            ------------------------

                    THE NAVELLIER LARGE CAP GROWTH PORTFOLIO

                            ------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
             TO BE HELD August 22, 2003 OR A DATE SHORTLY THEREAFTER


To: The Shareholders of the Navellier Large Cap Growth Portfolio of The Navellier Millennium Funds


    You are hereby notified that a Special Meeting of the Shareholders of The Navellier Large Cap Growth Portfolio of The Navellier Millennium Funds will be held at the offices of The Navellier Millennium Funds, One East Liberty Street, Third Floor, Reno, Nevada 89501 on August 22, 2003 or a date shortly thereafter at 10:00 a.m. (Pacific Standard Time), for the purpose of considering and voting upon the following matter:


PROPOSAL 1.

          To approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby The Navellier Large Cap Growth Portfolio ("Millennium Portfolio") would transfer all of its assets to the Large Cap Growth Fund, a portfolio of the Touchstone Strategic Trust (the "Acquiring Fund") in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of the Millennium Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of the Millennium Portfolio. Also, as part of the Plan, the Acquiring Fund would acquire all of the assets and liabilities of the Navellier Large Cap Growth Portfolio of the Navellier Performance Funds.

    The transactions contemplated by the proposed Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement. A copy of the form of the proposed Plan is attached as Appendix A thereto. A copy of the Investment Advisory Fee Agreement between the Acquiring Fund and Touchstone Advisors, Inc. and a copy of the sub-advisory agreement between Touchstone Advisors, Inc. and Navellier Management, Inc., reducing the total annual management fee that will be charged to you after the merger to 0.75% of the Acquiring Fund's net asset value per annum are attached thereto as Appendix B and Appendix C respectively. A copy of the Acquiring Fund's 12b-1 Plan is attached thereto as Appendix D.

    You are entitled to vote at the Meeting, and any adjournment(s) thereof, if you owned shares of the Millennium Portfolio at the close of business on June 30, 2003. If you attend the Meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card marked FOR in the enclosed self-addressed, postage-paid return envelope.

                                          Louis G. Navellier
                                          --------------------------------------
                                          Trustee of The Navellier Large
                                          Cap Growth Portfolio of The
                                          Navellier Millennium Funds

July 18, 2003

                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN

    PLEASE VOTE "FOR" PROPOSAL 1 ON THE ENCLOSED GOLD PROXY CARD, THEN PLEASE DATE AND SIGN THE CARD AND RETURN THE PROXY CARD IN THE ENVELOPE PROVIDED. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL NOTICED ABOVE. IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DELAY OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN MAILING IN YOUR GOLD PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. A VOTE OF 67% OF THE SHARES OF THE MILLENNIUM PORTFOLIO WHICH ARE PRESENT IN PERSON OR BY PROXY AND ENTITLED TO VOTE (IF MORE THAN 50% OF THE OUTSTANDING SHARES OF RECORD ARE PRESENT IN PERSON OR BY PROXY) OR MORE THAN 50% OF THE OUTSTANDING SHARES ENTITLED TO VOTE, WHICHEVER IS LESS, IS REQUIRED TO PASS ANY PROPOSAL, SO RETURN OF YOUR PROXY IS IMPORTANT. UNLESS PROXY CARDS SUBMITTED BY CORPORATIONS AND PARTNERSHIPS ARE SIGNED BY THE APPROPRIATE PERSONS AS INDICATED IN THE VOTING INSTRUCTIONS ON THE PROXY CARD, SUCH PROXY CARDS CANNOT BE VOTED.

                                          Louis G. Navellier
                                          --------------------------------------
                                          Trustee of The Navellier Large
                                          Cap Growth Portfolio of The
                                          Navellier Millennium Funds

                               PROXY SOLICITATION
                                       BY
                                 THE TRUSTEES OF
                   THE NAVELLIER LARGE CAP GROWTH PORTFOLIO OF
                         THE NAVELLIER MILLENNIUM FUNDS

                            ------------------------

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                                 1-800-887-8671

                       COMBINED PROSPECTUS/PROXY STATEMENT


    This combined prospectus/proxy statement is being furnished in connection with the solicitation of proxies by the Trustees of The Navellier Large Cap Growth Portfolio ("Millennium Portfolio") of The Navellier Millennium Funds ("Fund"), for use at a special meeting of shareholders ("Shareholders") of the "Portfolio" to be held at 10:00 a.m., Pacific Standard Time, on August 22, 2003, or a date shortly thereafter at the offices of The Navellier Millennium Funds, One East Liberty Street, Third Floor, Reno, Nevada 89501, and at any adjournment(s) thereof (the "Meeting"). The Meeting is being held so that shareholders can vote on the following proposal made by the Trustees of the Millennium Portfolio:


    PROPOSAL 1.

          To approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby the Millennium Portfolio would transfer all of its assets to the Large Cap Growth Fund, a portfolio of the Touchstone Strategic Trust (the "Acquiring Fund"), in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of the Millennium Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of the Millennium Portfolio. Also, as part of the Plan, the Navellier Large Cap growth Portfolio of the Navellier Performance Funds (the "Portfolio") would transfer all of its assets and valid liabilities to the Acquiring Fund.

    The Millennium Portfolio is a series investment company organized by Louis Navellier as a Business Trust in the State of Delaware with three classes of common stock outstanding, with each such class representing an interest in a separate series of the Fund. Only shareholders of the Millennium Portfolio are being solicited in connection with the Meeting.

    The purpose of the Meeting is to consider a proposed Plan of Reorganization (the "Plan"), which would effect a merger of the Millennium Portfolio and also the merger of the Portfolio into the Acquiring Fund, and the transactions contemplated thereby, as described below (collectively, the "Reorganization"). The Acquiring Fund is a series open-end investment company which seeks capital appreciation by investing in large cap growth securities. The Plan has been approved unanimously by the Board of Trustees of the Portfolio, by the Board of Trustees of the Millennium Portfolio and by the Board of Trustees of the Acquiring Fund. Pursuant to the proposed Plan, all of the assets of the Portfolio and all of the assets of the Millennium Portfolio would be acquired by the Acquiring Fund (which, if the Reorganization is approved, will have investment policies the same as those of the Millennium Portfolio), in a tax-free exchange for shares of beneficial interest in the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of all valid liabilities of the Portfolio and of the Millennium Portfolio. Specifically, it is proposed that the assets of the Portfolio and the assets of the Millennium Portfolio be transferred to the Acquiring Fund in a tax-free exchange for Acquiring Fund Shares of value equal to the assets transferred from the Portfolio and from the Millennium Portfolio. Following such transfer, the Acquiring Fund Shares received by the Millennium Portfolio would then be distributed pro rata to the shareholders of the Millennium Portfolio, and then the Millennium Portfolio would be liquidated. As a result of the proposed transactions, each shareholder of the Millennium Portfolio would receive a number of full and fractional Acquiring Fund Shares having a total net asset value equal, on the effective date of the Reorganization, to the net asset value of the Shareholder's shares of beneficial interest in the Millennium Portfolio. In order to have a merger, the Trustees of the Portfolio and the Trustees of the Millennium Portfolio and the Trustees of the Acquiring Fund must approve the proposed merger. The Trustees of the Portfolio and of the Millennium Portfolio and the Trustees of the Acquiring Fund have already approved the proposed merger.

    This combined prospectus/proxy statement, which should be retained for future reference, sets forth concisely the information about the Millennium Portfolio and the Acquiring Fund, and the transactions contemplated by the proposed Reorganization, that an investor should know before voting on the proposed Reorganization. A copy of the current Prospectus of the Touchstone Strategic Trust dated August 1, 2002 is included with this combined prospectus/proxy statement for each Shareholder of the Millennium Portfolio, and is incorporated by reference herein.

    A Statement of Additional Information regarding Touchstone Strategic Trust dated August 1, 2002 has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference herein. Copies of such Statement of Additional Information also may be obtained without charge by contacting Touchstone Investments at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by telephoning toll-free at 1-800-543-0407 or at http://www.touchstoneinvestments.com.


    A Prospectus and a Statement of Additional Information regarding the Millennium Portfolio each dated May 1, 2003 also have been filed with the Commission and each is incorporated by reference herein.

    Copies of these Millennium Portfolio documents also may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.


    A Statement of Additional Information dated July 18, 2003, relating to the proposed transactions described in this combined prospectus/proxy statement, including historical financial statements, has been filed with the Commission and is incorporated by reference herein. Copies of this Statement of Additional Information may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.

                            ------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------


     The date of this Combined Prospectus/Proxy Statement is July 18, 2003.

                       COMBINED PROSPECTUS/PROXY STATEMENT
                                TABLE OF CONTENTS

                                    ---------

Introduction and Voting Information                                                   6

Special Meeting; Voting of Proxies; Adjournment                                       6

Proxy Solicitation                                                                    7

Revocation of Proxies                                                                 7

No Dissenters' Rights of Appraisal                                                    8

Additional Voting Information                                                         8

Synopsis                                                                              8

The Proposed Reorganization                                                           8

Investment Objectives and Policies                                                   10

Operations of the Touchstone Strategic Trust and the Acquiring Fund following
the Reorganization                                                                   11

Management Fees, Administrative Fees, and Other Operating Expenses                   11

Purchases and Exchanges                                                              17

Redemption Procedures and Fees                                                       18

Dividends and Distributions; Automatic Reinvestment                                  19

Federal Tax Consequences of the Proposed Reorganization                              19

Costs and Expenses of the Reorganization                                             19

Continuation of Shareholder Accounts; Share Certificates                             19

Form of Organization of the Touchstone Strategic Trust                               20

Comparison of Investment Objectives and Policies                                     20

Investment Objectives and Policies                                                   20

Investment Objective of the Acquiring Fund                                           20

Investment Objective of the Millennium Portfolio                                     21

Certain Investment Restrictions and Limitations                                      21

Principal Risk Factors                                                               23

The Proposed Transactions                                                            24

Proposed Agreement and Plan of Reorganization                                        24

Reasons for the Proposed Transactions                                                26

Description of Securities to Be Issued                                               28

Federal Income Tax Consequences                                                      29



Pro Forma Capitalization and Ratios                                                  30

Dissolution of the Portfolios                                                        30

Navellier Group Recommendation                                                       30

Required Vote                                                                         *

Additional Information About the Acquiring Fund and the Acquiring Fund Shares        31

Additional Information About the Millennium Portfolio and the Millennium
Portfolio Shares                                                                     31

Miscellaneous                                                                        32

Available Information                                                                32

Legal Matters                                                                        32

Financial Statements and Experts                                                     32

Other Business                                                                       33

Appendix A: Form of Agreement and Plan of Reorganization                             34

Appendix B: Investment Advisory Agreement Between Acquiring Fund and Touchstone
Advisors, Inc.                                                                       47

Appendix C: Sub-advisory Agreement between Touchstone Advisors, Inc. and
Navellier Management, Inc.                                                           54

Appendix D: Acquiring Fund Distribution Agreement                                    59


                                     PART A

                         SOLICITATION BY THE TRUSTEES OF
                         THE NAVELLIER MILLENNIUM FUNDS

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                                 1-800-887-8671

                            ------------------------

                         THE NAVELLIER MILLENNIUM FUNDS
                   (THE NAVELLIER LARGE CAP GROWTH PORTFOLIO)

                            ------------------------

                       COMBINED PROSPECTUS/PROXY STATEMENT


                         SPECIAL MEETING OF SHAREHOLDERS
                                  TO BE HELD ON
                  August 22, 2003 OR A DATE SHORTLY THEREAFTER

                            ------------------------

                       INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING OF PROXIES; ADJOURNMENT


    This combined prospectus/proxy statement is being furnished to the shareholders of The Navellier Millennium Funds' Navellier Large Cap Growth Portfolio (the "Millennium Portfolio") in connection with the solicitation by the Trustees of the Millennium Portfolio, (collectively "your Trustees") of proxies to be used at a special meeting of the shareholders of this Millennium Portfolio to be held on August 22, 2003 or a date shortly thereafter at 10:00 a.m. Pacific Standard Time at the offices of The Navellier Millennium Funds, One East Liberty Street, Third Floor, Reno, Nevada 89501 and at any adjournment(s) thereof (the "Meeting"). The purpose of the Meeting is to vote on the proposed tax-free Reorganization (the "Plan") to merge the Millennium Portfolio into the Large Cap Growth Fund (the "Acquiring Fund"), which is a series of the Touchstone Strategic Trust, pursuant to the terms and conditions of the Plan, as described below in greater detail. A vote on the approval or disapproval of the Plan will be conducted at the Meeting by the shareholders of the Millennium Portfolio.


    Shareholders of record of the Millennium Portfolio at the close of business on June 30, 2003 (the "Record Date") will be entitled to vote at the Meeting. Such holders of shares of beneficial interest in the Millennium Portfolio (the "Millennium Portfolio Shares") are entitled to one vote for each Millennium Portfolio Share held and to fractional votes for fractional Millennium Portfolio Shares held. A quorum for the Millennium Portfolio must be present in person or represented by Proxy for the transaction of business at the Meeting. The holders of record of one-third of the Millennium Portfolio Shares outstanding at the close of business on that Record Date present in person or represented by proxy will constitute a quorum for the Meeting of the Shareholders of the Millennium Portfolio. A quorum being present, the approval at the Meeting by the shareholders of the Millennium Portfolio for the proposed Reorganization requires the affirmative vote of at least 67% of the outstanding shares of the Millennium Portfolio present in person or represented by proxy at the Meeting if more than 50% of the outstanding shares of the Millennium Portfolio are present in person or represented by proxy or more than 50% of the outstanding shares entitled to vote, whichever is less.


    If either (i) a quorum is not present at the Meeting or (ii) a quorum is present but sufficient votes in favor of a matter proposed at the Meeting (a "Proposal"), as set forth in the Notice of this Meeting, are not received by August 22, 2003, or a date shortly thereafter, then the persons named as attorneys and proxies in the enclosed proxy ("Proxies") may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of at least one-third of the shares present in person or by proxy. The persons named as Proxies will vote those proxies that such persons are required to vote FOR such Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such an adjournment. A Shareholder vote may be taken on a Proposal in this combined prospectus/proxy statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

    The individuals named as Proxies on the enclosed GOLD proxy card will vote in accordance with your direction, as indicated thereon, if your proxy card is received and is properly executed. If you properly execute your GOLD proxy and give no voting instructions with respect to a Proposal, your shares will be voted in favor of the Proposal. The duly-appointed Proxies, in their discretion, may vote upon such other matters as may properly come before the Meeting. Your Trustees are not aware of any other matters to come before the Meeting.

    If a broker returns a "non-vote" proxy, indicating a lack of authority to vote on the Plan, then the Millennium Portfolio Shares covered by such broker non-vote shall be deemed present at the Meeting for the purposes of determining a quorum, but shall not be deemed to be represented at the Meeting for the purposes of calculating the number of Millennium Portfolio Shares present in person or represented by proxy at the Meeting with respect to the Plan or any other Proposal.

PROXY SOLICITATION

    Proxies will be solicited by mail and, if necessary to obtain the requisite representation of Shareholders, your Trustees also may solicit proxies by telephone, telegraph, facsimile and/or personal interview by representatives of the Millennium Portfolio, Mr. Navellier, Navellier Management, Inc., employees of Navellier Management, Inc., or their affiliates, and by representatives of any independent proxy solicitation service retained for the Meeting. Louis Navellier and Navellier Management, Inc., whose principal location is One East Liberty Street, Third Floor, Reno, Nevada 89501, will bear the costs of its solicitation, including the costs such as the preparation and mailing of the notice, the combined prospectus/proxy statement, and the proxy, and the solicitation of proxies, including reimbursement to persons who forward proxy materials to their clients, and the expenses connected with the solicitation of these proxies in person, by telephone, or by telegraph. Banks, brokers, and other persons holding Millennium Portfolio Shares registered in their names or in the names of their nominees will be reimbursed for their expenses incurred in sending proxy materials to and obtaining proxies from the beneficial owners of such Millennium Portfolio Shares.

    Mr. Navellier, as sole owner of Navellier Management, Inc., has a financial interest in the outcome of the vote because Navellier Management, Inc. would be investment sub-advisor to the merged Millennium Portfolio, for which it would receive investment advisory fees.

REVOCATION OF PROXIES

    You may revoke your proxy: (i) at any time prior to the proxy's exercise by written notice to The Navellier Millennium Funds, One East Liberty Street, Third Floor, Reno, Nevada 89501 prior to the Meeting; (ii) by the subsequent execution and return of another proxy prior to the Meeting; or (iii) by being present and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting.

NO DISSENTERS' RIGHTS OF APPRAISAL

    The purpose of the Meeting is to vote on the proposed tax-free Reorganization of the Millennium Portfolio into the Acquiring Fund, as described below in greater detail. The Millennium Portfolio is a separate series of the Navellier Millennium Funds. The Declaration of Trust of the Navellier Millennium Funds (the "Declaration of Trust") does not entitle shareholders to appraisal rights (i.e., to demand the fair value of their shares) in the event of a reorganization or proposed merger. Consequently, the shareholders will be bound by the terms of the Plan, if the Plan is approved at the Meeting. Any Shareholder, however, may redeem his or her Millennium Portfolio Shares at net asset value prior to the closing date of the proposed Reorganization.

ADDITIONAL VOTING INFORMATION

    As of the Record Date, there were outstanding and entitled to be voted _____ Millennium Portfolio Shares. As of the Record Date __________, each held for the benefit of others more than 5% of the Millennium Portfolio. Trustees and officers of The Navellier Millennium Funds own in the aggregate less than 1% of the shares of the Millennium Portfolio. To the knowledge of Mr. Navellier, no other person then owned more than 5% of the outstanding shares of the Millennium Portfolio.

    As more fully described in this combined prospectus/proxy statement, the Meeting has been called for the following purpose:

          PROPOSAL 1.

          To approve a proposed Agreement and proposed Plan of Reorganization (the "Plan"), whereby the Millennium Portfolio would transfer all of its assets to the Large Cap Growth Fund (the "Acquiring Fund") of the Touchstone Strategic Trust in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would then be distributed to the shareholders of the Millennium Portfolio. Also, as part of the Plan, the Navellier Large Cap Growth Portfolio of The Navellier Performance Funds (the "Portfolio") would transfer all of its assets to the Acquiring Fund in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would then be distributed to the Shareholders of the Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of the Portfolio and of the Millennium Portfolio.

    As described below, if holders of more than 50% of the outstanding shares of record are present in person or by proxy, the approval by the Millennium Portfolio of Proposal 1 at the Meeting requires the affirmative vote of at least 67% of the Millennium Portfolio Shares present in person or represented by proxy at the Meeting or the vote of more than 50% of the outstanding shares entitled to vote, whichever is less.

    MR. NAVELLIER AND THE OTHER TRUSTEES OF THE MILLENNIUM PORTFOLIO UNANIMOUSLY RECOMMEND THAT THE PROPOSED REORGANIZATION DESCRIBED HEREIN BE "APPROVED."

                                    SYNOPSIS

    The following is a summary of certain information contained elsewhere in this combined prospectus/ proxy statement, including the prospectuses of the Millennium Portfolio and the Acquiring Fund and the proposed Agreement and Plan of Reorganization. Shareholders should read this entire combined prospectus/proxy statement carefully.

THE PROPOSED REORGANIZATION

    Shareholders of the Millennium Portfolio will be asked at the Meeting to vote upon and approve the proposed Plan, which provides for the Reorganization of the Millennium Portfolio. A copy of the form of the Plan is set forth in Appendix A to this combined prospectus/proxy statement. Pursuant to the Plan, the Millennium Portfolio, which is a series of The Navellier Millennium Funds, a non-diversified, open-end management investment company organized as a business trust under the laws of the State of Delaware, would be merged tax-free into the Acquiring Fund of the Touchstone Strategic Trust. Touchstone Large Cap Growth is currently a separate diversified series of the Trust, a Massachusetts business trust, which as also an open-end management investment company registered under the 1940 Act. However, if the shareholders of the Touchstone Large Cap Growth approve a proposal in a proxy statement to be filed with the Securities and Exchange Commission ('SEC') and scheduled for a vote of such shareholders in a special meeting on August 22, 2003, upon completion of the Reorganization Touchstone Large Cap Growth will change to a non-diversified series of the Trust. A non-diversified fund may invest up to 25% of its total assets in the securities of a single company and 50% of its total assets could consist of the securities of only two issuers. With respect to the remainder of the Fund's assets, no more than 5% could be invested in any one security, and the Fund may not own more than 10% of the outstanding voting securities of any issuer. The Portfolio would also be merged into the Acquiring Fund. The Acquiring Fund is a loaded series of the TOUCHSTONE STRATEGIC TRUST, an open-end management investment company organized under the laws of the State of Massachusetts as a business trust. The Plan sets forth the terms and conditions under which the proposed Reorganization may be consummated. Approval by the present Trustees of the Millennium Portfolio is required in order to merge the Millennium Portfolio into the Acquiring Fund. The present Trustees of the Millennium Portfolio have approved the proposed merger.

If the Reorganization is completed, the investment objective and investment strategies of Touchstone Large Cap Growth will be changed to those of the Millennium Portfolio (subject to the approval of the shareholders of Touchstone Large Cap Growth to change that Fund to a non-diversified fund upon completion of the Reorganization), and the investment manager of the Touchstone Large Cap Growth will change the investment sub-advisor of the Touchstone Large Cap Growth to the investment manager of the Millennium Portfolio, Navellier Management, Inc. This Prospectus/Proxy statement has been prepared assuming that such changes will take place.

    YOUR TRUSTEES BELIEVE THE PROPOSED REORGANIZATION PLAN SHOULD BE APPROVED. The consummation of the proposed transactions contemplated by the Reorganization is subject to a number of conditions set forth in the Plan, some of which conditions may be waived by the Trustees. See "The Proposed Transactions--Agreement and proposed Plan of Reorganization." Among the significant conditions (which may not be waived) for the Reorganization are (i) the receipt by each of the Funds of an opinion of counsel (or a revenue ruling of the U.S. Internal Revenue Service) as to certain Federal income tax aspects of the Reorganization (see "The Proposed Transactions--Federal Income Tax Consequences") (that opinion of counsel has been received) and (ii) the approval of the Plan by the affirmative vote of at least 67% of the Portfolio Shares and at least 67% of the Millennium Portfolio Shares present in person or by proxy if a quorum of shareholders is present or the holders of at least a majority of the outstanding voting Shares of the Portfolio and of the Shares of the Millennium Portfolio, whichever amount is less and (iii) approval of the proposed merger by the Trustees of the Portfolio and of the Trustees of the Millennium Portfolio (these conditions have also been satisfied). The Plan provides, with respect to the Reorganization, for the acquisition of all the assets of the Portfolio and all the assets of the Millennium Portfolio by the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all valid liabilities of the Portfolio and of the Millennium Portfolio. The Acquiring Fund Shares received by the Portfolio and the Acquiring Fund shares received by the Millennium Portfolio then would be distributed pro rata to the Shareholders of the Portfolio and to the Shareholders of the Millennium Portfolio respectively. The outstanding Shares of the Portfolio would be cancelled and the Portfolio would be liquidated. The outstanding Shares of the Millennium Portfolio would be cancelled and the Millennium Portfolio would be liquidated. The Reorganization is anticipated to occur on August 22, 2003, or such later date as the parties may agree upon (the "Closing Date"). As a result of the proposed transactions contemplated by the Reorganization, each portfolio shareholder would receive a number of full and fractional shares of the corresponding Acquiring Fund having a total net asset value equal in value to the net asset value of his or her Shares in the Portfolio and/or the Millennium Portfolio as of the Closing Date of the Reorganization.

    The following sets forth the Millennium Portfolio and the corresponding Acquiring Fund:

                PORTFOLIO OF                               ACQUIRING FUND OF
         THE NAVELLIER MILLENNIUM FUNDS              TOUCHSTONE STRATEGIC TRUST
 --------------------------------------------  -----------------------------------------
  The Navellier Large Cap Growth Portfolio     The Touchstone Large Cap Growth Fund


    For the reasons set forth below under "The Proposed Transactions--Reasons for the Proposed Transactions", the Trustees of the Millennium Portfolio, have unanimously concluded that the Reorganization would be in the best interests of the Millennium Portfolio and its shareholders and that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization. The Millennium Portfolio Trustees, therefore, have submitted the proposed Plan effecting the proposed Reorganization for approval by the shareholders of the Millennium Portfolio at the Meeting and recommend a vote FOR the proposed Plan.

INVESTMENT OBJECTIVES AND POLICIES

    GENERAL. The investment objective of Touchstone Large Cap Growth will be identical to that of the Millennium Portfolio and the investment strategies of the Millennium Portfolio and Touchstone Large Gap Growth will be substantially identical (assuming that Touchstone Large Cap Growth becomes a non-diversified fund). Navellier Management, Inc., the investment adviser to the Millennium Portfolio and sub-advisor in charge of managing the day to day investments of the Acquiring Fund will use the same modern portfolio theory style of stock selection for the Acquiring Fund that is used in the Millennium Portfolio.

    The investment objective of the Millennium Portfolio is a fundamental policy which may not be changed without the approval of a vote of at least a "majority" (as that term is defined in the 1940 Act) of the outstanding shares, respectively, of the Millennium Portfolio or the Acquiring Fund. All other investment policies of the Millennium Portfolio that are not specified as fundamental are not fundamental policies and may be changed by the Acquiring Fund Board of Trustees and the Millennium Portfolio Board of Trustees, respectively, without shareholder approval. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by vote of the Trustees without shareholder approval.

    THE MILLENNIUM PORTFOLIO. The investment objective of the Millennium Portfolio is to seek to achieve long term growth of capital primarily through investments in securities of large cap companies (companies with market capitalization of more than $5 Billion) with appreciation potential by employing a modern portfolio theory to select securities.

    The investment objective of the Acquiring Fund will be to seek to achieve long term growth of capital primarily through investments in securities of large cap companies (companies with market capitalization of more than $5 Billion) with appreciation potential by employing a modern portfolio theory to select securities.

    The Acquiring Fund will have after the merger the same investment sub-advisor (Navellier Management, Inc.) managing the day to day investments which the Millennium Portfolio has and will employ the same modern portfolio investment style which is used by the Millennium Portfolio.

    For further discussion of the comparisons in the investment policies of the Acquiring Fund and of the Millennium Portfolio, see "Comparison of Investment Objectives and Policies" in this combined prospectus/proxy statement.

OPERATIONS OF TOUCHSTONE STRATEGIC TRUST AND THE ACQUIRING FUND FOLLOWING THE REORGANIZATION

    Touchstone Strategic Trust and the Acquiring Fund will continue to operate in substantially the same way as each did prior to the Reorganization. The responsibilities, powers and fiduciary duties of the Trustees of the Acquiring Fund are essentially the same as those of the Trustees of the Millennium Portfolio. Subject to the provisions of the Touchstone Strategic Trust Declaration of Trust, dated November 18, 1982 (the "Trust Declaration"), the business of Touchstone Strategic Trust and the Acquiring Fund is managed by the Touchstone Strategic Trust Board of Trustees (the "Board"), which has all powers necessary and appropriate to carry out that business responsibility. The Board supervises the business affairs and investments of the Acquiring Fund. The Acquiring Fund receives investment advisory services from Touchstone Advisors, Inc. and will receive upon consummation of the Reorganization sub-advisory investment services from Navellier Management, Inc. The Acquiring Fund receives distribution, marketing and customer services from Touchstones Securities, Inc. pursuant to a Distribution Plan (12b-1 Plan).

MANAGEMENT, FEES, ADMINISTRATIVE FEES, AND OTHER OPERATING EXPENSES


    MANAGEMENT AND FEES. Navellier Management, Inc. is the investment advisor to the Millennium Portfolio pursuant to an investment management agreement between the Millennium Portfolio and Navellier Management, Inc. (the "Millennium Portfolio Management Contract"). Touchstone Advisors, Inc. (the 'Manager') is the investment manager for the Touchstone Large Cap Growth. The Manager selects and pays the fees of the sub-advisor and monitors the sub-advisor's program. Navellier Management, Inc. will manage the investment and reinvestment of the assets of the Acquiring Fund, as sub-advisor after the Reorganization, subject to the supervision of Touchstone Advisors, Inc. and of the officers and Trustees of the Acquiring Fund. The Millennium Portfolio pays Navellier Management, Inc. an investment advisory fee at an annual rate of 1.00% of the aggregate average daily net asset value of the Millennium Portfolio. The Acquiring Fund will pay to Touchstone Advisors, Inc. an investment advisory fee at an annual rate of 0.75% of the aggregate average daily net asset value of the Acquiring Fund. Under the terms of the Sub-Advisory Agreement, Navellier Management, Inc. will be paid a fee of 0.45% of average daily net assets by the Manager, Touchstone Advisors, Inc. The Acquiring Fund does not pay a fee to the sub-advisor.

The Trust and the Manager have received an order from the SEC whereby under certain circumstances, the Manager may select or change sub-advisors, enter into new-sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Pursuant to this order, upon completion of the Reorganization, the Manager will change the sub-advisor of the Touchstone Large Cap Growth to the Advisor of the Millennium Portfolio.

    ADMINISTRATIVE FEES AND OTHER OPERATING EXPENSES. The Millennium Portfolio pays its own operating costs. Pursuant to an Administrative Services Agreement, the Millennium Portfolio pays Navellier Management, Inc. an annual fee, pro rata monthly, of 0.25% of the aggregate average daily net asset value of the Millennium Portfolio to provide administrative services including shareholder servicing services to the Millennium Portfolio. Its net operating expenses in 2002 were 1.50%. The Acquiring Fund pays it own operating expenses. Its net operating expenses for the period ending December 31, 2003 were 1.37% for Class 'A' shares, 2.43% for Class 'B' shares, and 2.54% for Class 'C' shares.

    12b-1 PLAN FEES. The Millennium Portfolio is allowed to pay fees to the Distributor and others for promoting, selling, distributing, and/or servicing its shares. These are commonly called '12b-1 fees.' Payments are made monthly and can be up to 0.25% annually of the Portfolio's average daily net assets for Class A shares and up to 1.00% annually of the Portfolio's average daily net assets for Class B and Class C shares.

The Acquiring Fund has a Plan of Distribution under which Class A, B, and C shares may directly incur or reimburse the Advisor for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Plan is 0.25%, 1.00%, and 1.00% for Class A, B, and C shares, respectively, of average daily net assets attributable to Class A, B, and C shares.


    The following sets forth the fund operating expenses for Class A, B, and C shares(as a percentage of the average daily net assets) for the Millennium Portfolio for the twelve-month period ended December 31, 2002. Adjacent to the column for Millennium Portfolio expenses is presented the expected fund operating expenses (as a percentage of the average daily net assets) of the Acquiring Fund into which the Millennium Portfolio would merge under the Plan.


CLASS A SHARES

                                                         Navellier             Touchstone
                                  Touchstone          Millennium Large         Combined
                               Large Cap Growth        Cap Growth             Pro Forma (1)
Expense                              (A)                  (A)                     (A)
----------------------------   ----------------       ----------------        -------------
Management Fees                      0.75%                 1.00%                  0.75%
Distribution                         0.25%                 0.25%                  0.25%
Other Expenses                       0.40%                14.15%                  0.50%
Total Fund Expense                   1.40%                15.40%                  1.50%
Waiver                                   -               -13.90%                 -0.20%
Net Expense                              -                 1.50%                  1.30%

CLASS B SHARES

                                                         Navellier                 Touchstone
                                  Touchstone          Millennium Large              Combined
                                Large Cap Growth        Cap Growth               Pro Forma (2)
Expense                               (B)                  (B)                        (B)
----------------------------    ----------------      ----------------           ---------------
Management Fees                       0.75%                 1.00%                    0.75%
Distribution                          1.00%                 1.00%                    1.00%
Other Expenses                       56.91%                14.15%                    4.98%
Total Fund Expense                   58.66%                16.15%                    6.73%
Waiver                                    -               -13.90%                   -4.48%
Net Expense                               -                 2.25%                    2.25%


CLASS C SHARES

                                                         Navellier               Touchstone
                                  Touchstone          Millennium Large            Combined
                               Large Cap Growth         Cap Growth              Pro Forma (2)
Expense                              (C)                   (C)                      (C)
----------------------------   ----------------       ----------------          -------------
Management Fees                      0.75%                 1.00%                     0.75%
Distribution                         1.00%                 1.00%                     1.00%
Other Expenses                       1.98%                14.15%                     2.18%
Total Fund Expense                   3.73%                16.15%                     3.93%
Waiver                                   -               -13.90%                    -1.68%
Net Expense                              -                 2.25%                     2.25%

    (1) Touchstone Advisors, Inc. and the Trust have entered into an Expense Limitation Agreement whereby the Total Annual Portfolio Operating Expenses of the Touchstone Large Cap Growth for the Class A shares will not exceed 1.30%, Class B will not exceed 2.43%, and Class C shares will not exceed 2.51% for the period ending upon consummation of the Reorganization and will not exceed 1.30%, 2.25%, and 2.25% for Class A, B, and C shares, respectively, for a two year period after consummation of the Reorganization. Prior to the Reorganization, the limitation is voluntary and can be terminated upon 30 days prior written notice at the end of any calendar quarter. After reimbursements, the Total Annual Fund Operating Expenses of Touchstone Large Cap Growth for the period ended December 31, 2002 were 1.37% for Class A shares, 2.43% for Class B shares, and 2.54% for C shares.

    As reflected above, it is expected that Class A shares of the Acquiring Fund will have lower total operating expenses than those historically incurred by the Millennium Portfolio Class A shares. It is expected that Class B and C shares of the Acquiring Fund will have the same total operating expenses of those historically incurred by the Millennium Portfolio. Due to small relative size of assets in the Class B and C shares of Millennium Portfolio significant waivers and subsidies have been historically required to limit total net operating expenses. Mr. Navellier believes that the lower management fee charged to the Acquiring Fund and avoiding or reducing costs by merging the Millennium Portfolio into the Acquiring Fund will save the Millennium Portfolio in excess of $50,000 per year by reducing the fees paid to trustees, outside counsel to the independent trustees, reducing printing and mailing and reduced management fees, and that the Reorganization would be advantageous to and in the best interests of the Shareholders. See "The Proposed Transactions--Reasons for the Proposed Transactions".

FEE EXAMPLE

       The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Millennium Portfolio versus Touchstone Large Cap Growth and Touchstone Large Cap Growth (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same throughout all periods, and for the Touchstone Large Cap Growth Combined Pro Forma, are limited for the first two years following consummation of the Reorganization and thereafter, are not limited. The examples are for illustration only, and your actual costs may be higher or lower.

CLASS A SHARES
                           TOUCHSTONE LARGE CAP GROWTH

             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $719                              $1,021                           $1,345                            $2,260

                      NAVELLIER MILLENNIUM LARGE CAP GROWTH


             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $640                              $1,099                           $1,583                            $2,915



                 TOUCHSTONE LARGE CAP GROWTH COMBINED PRO FORMA


             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $700                               $984                            $1,309                            $2,227

CLASS B SHARES

                          TOUCHSTONE LARGE CAP GROWTH

             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
              $1,067                             $2,167                           $3,323                            $6,176

                      NAVELLIER MILLENNIUM LARGE CAP GROWTH

             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $728                              $1,261                           $1,719                            $3,024


                 TOUCHSTONE LARGE CAP GROWTH COMBINED PRO FORMA

             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $645                              $1,399                           $2,667                            $5,785


CLASS C SHARES

                           TOUCHSTONE LARGE CAP GROWTH

             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $395                              $1,197                           $2,017                            $4,145

                      NAVELLIER MILLENNIUM LARGE CAP GROWTH

             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $328                               $861                            $1,519                            $3,282

                 TOUCHSTONE LARGE CAP GROWTH COMBINED PRO FORMA

             One Year                         Three Years                       Five Years                        Ten Years
             --------                         -----------                       ----------                        ---------
               $245                               $912                            $1,757                            $3,948


PERFORMANCE

     The following charts show how the shares of the Millennium Portfolio and the shares of Touchstone Large Cap Growth have performed in the past. Past performance is not an indication of future results.

YEAR-BY-YEAR TOTAL RETURN

     The charts below show the percentage gain or loss for the shares of the Millennium Portfolio and Touchstone Large Cap Growth in each full calendar year since the inception of each Portfolio on September 5, 2000 and August 2, 1993, respectively. The charts should give you a general idea of the risks of investing in the Portfolios by showing how a portfolio's return has varied from year-to-year. The charts include the effects of Portfolio expenses. Total return amounts are based on the inception date of the Portfolio which may have occurred before your investment began; accordingly, your investment results may differ. The Portfolios can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart. The information provided for the Millennium Portfolio is for the initial Class (Class A shares) and does not reflect sales charges which reduce returns.

                      Navellier Millennium Large Cap Growth

         2001                    2002
------------------------ ---------------------
        -26.16%                -25.44%

                  Highest Quarter: 4th Quarter 2001, up 10.70%
                  Lowest Quarter: 1st Quarter 2001, down 24.38%


The information provided for the Acquiring Fund is for Class A shares. The chart does not reflect any sales charges. Sales charges will reduce return.

                           Touchstone Large Cap Growth

     1994        1995           1996           1997           1998           1999           2000           2001           2002
------------ -------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    -1.67%      32.07%         14.26%         29.34%         21.90%         18.53%         -19.50%        -23.20%        -36.16%


                  Highest Quarter: 4th Quarter 1998, up 20.28%
                  Lowest Quarter: 1st Quarter 2001, down 22.72%

The following table shows the after-tax returns calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The loss (if any) in the "Return after taxes on distributions and sale of fund shares" column above may be less than that shown in the "Return after taxes on distributions only" column because it is assumed that the shareholder is subject to the highest federal marginal tax rates. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The index's returns reflect no deduction for fees, expenses, or taxes. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The information provided for the Millennium Portfolio is for the initial Class (Class A shares). The information provided for the Acquiring Fund is for Class A shares.

                                                                                 Return after taxes
                                                             Return after taxes   on distributions
                                             Return           on distributions    and sale of fund       Russell 100
                                          Before taxes            only                  shares            Growth Index
-------------------------------------- -------------------- -------------------- --------------------- --------------------
Millennium Large Cap Growth
Portfolio A Shares
One Year                                     -29.10%              -29.10%              -17.60%               -27.89%
Since Inception                              -33.18%               33.18%              -24.95%              *-31.50%

Touchstone Large Cap Growth
Class A Shares
One Year                                     -36.16%              -39.84%              -24.46%               -27.89%
Five Year                                    -10.63%              -12.39%              - 8.11%               - 3.84%
Since Inception                                0.97%              - 0.50%                0.57%               **7.62%

         * Date of Index performance is from 09/05/2000.

        ** Date of Index performance is from 08/01/1993.

     The next table lists the average annual total return of Class A, B, and C shares of the Millennium Portfolio for the past one year and since inception (through December 31, 2002) and of Touchstone Large Cap Growth for the past one year for Class A, B, and C shares and five years for Class A and C shares, and since inception for all Classes (through December 31, 2002). This table includes the effects of Portfolio expenses and is intended to provide you with some indication of the risks of investing in each Portfolio by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the tables. An index does not reflect fees or expenses. It is not possible to invest directly in an index.

        Average Annual Total Return (for the period ended 12/31/2002)(1)

CLASS A SHARES

                                      1 Year Ended       5 Years Ended     From Inception      Inception
    Class A Shares                      12/31/02           12/31/02         to 12/31/02           Date
    ------------------------------- ------------------ ------------------ ----------------- ------------------
    Navellier Millennium Large           -25.44%               -              -33.18%       09/5/2000
    Cap Growth

    Touchstone Large                     -36.16%            -10.63%             0.97%       08/02/1993
    Cap Growth

    S&P 500 Index                        -22.10%            - 0.59%          *-19.70%
                                                                              **9.38%

    Russell 1000 Growth Index            -27.89%            - 3.84%          *-31.84%
                                                                              **7.62%

          *  Date of Index performance is from 09/01/2000.

          ** Date of Index performance is from 08/01/1993.


CLASS B SHARES

                                      1 Year Ended     From Inception       Inception
    Class B Shares                      12/31/02         to 12/31/02           Date
    ------------------------------- ------------------ ---------------- -------------------
    Navellier Millennium Large           -26.21%           -30.60%      10/03/2000
    Cap Growth

    Touchstone Large                     -36.76%           -29.33%      05/01/2001
    Cap Growth

    S&P 500 Index                        -22.10%          *-19.70%
                                                         **-17.67%

    Russell 1000 Growth Index            -27.89%          *-31.84%
                                                         **-23.15%


          *  Date of Index performance is from 09/01/2000.

          ** Date of Index performance is from 05/01/2001.


CLASS C SHARES

                                      1 Year Ended       5 Years Ended     From Inception     Inception
    Class C Shares                      12/31/02           12/31/02         to 12/31/02          Date
    ------------------------------- ------------------ ------------------ ----------------- ------------------
    Navellier Millennium Large           -26.02%               -              -31.78%       09/26/2000

    Cap Growth

    Touchstone Large                     -36.86%            -11.59%             0.05%       08/07/1993
    Cap Growth

    S&P 500 Index                        -22.10%            - 0.59%          *-19.70%
                                                                              **9.38%

    Russell 1000 Growth Index            -27.89%            - 3.84%          *-31.84%
                                                                              **7.62%


          *  Date of Index performance is from 09/01/2000.

          ** Date of Index performance is from 08/01/1993.


    (1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses for certain periods. Without such reimbursements and/or waivers, the average annual total returns during the periods would have been lower.

                          ----------------------------

     The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

     The Russell 1000 Growth Index is a widely recognized unmanaged index that measures the stock performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     For a detailed discussion of the manner of calculating total return, please see the Portfolios' Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

     Important information about Touchstone Large Cap Growth is also contained in management's discussion of Touchstone Large Cap Growth's performance. This information also appears in the most recent Annual Report of the Trust relating to Touchstone Large Cap Growth.

     Upon consummation of the Reorganization, Touchstone Large Cap Growth will assume and publish the performance history of Navellier Performance Large Cap Growth.


PURCHASES AND EXCHANGES

    Acquiring Fund Shares are sold in a continuous offering and are offered to the public, and may be purchased through securities dealers or directly from the Acquiring Fund's underwriter, Touchstone Securities, Inc.

            In the proposed Reorganization, Millennium Portfolio shareholders will receive shares of the Acquiring Fund having the same class designation and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Millennium Portfolio shareholders will receive the Acquiring Fund shares without paying any front-end sales charge or CDSC as a result of the Reorganization. Acquiring Fund Class B and Class C shares received by Millennium Portfolio shareholders as a result of the Reorganization will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Millennium Portfolio shares and will be subject to the CDSC schedule applicable to Millennium Portfolio Fund shares on the date of the original purchase of such shares.

         The following is a summary description of charges and fees for the Class A, Class B, and Class C shares of the Acquiring Fund which will be received by Millennium Portfolio shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus(es) and statement of additional information.

         Class A Shares. Class A shares are sold at net asset value plus a front-end initial sales charge of up to 5.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the front-end sales charge applicable to the purchase of Class A shares see "Choosing a Class of Shares" in the prospectus of the Acquiring Fund. No front-end sales charge will be imposed on Class A shares of The Acquiring Fund received by Millennium Portfolio shareholders as a result of the Reorganization.

         Class B Shares. Class B shares are sold without a front-end sales charge but are subject to a CDSC, which ranges from 5.00% to 1.00% if shares are redeemed during the first six years after purchase. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees described below. Class B shares convert to Class A shares after eight years following purchase. For purposes of determining when Class B shares issued in the Reorganization to shareholders of Millennium Portfolio will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Millennium Portfolio were originally purchased.

         Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

         Class C Shares. Class C shares are sold at net asset value without a front-end sales charge, and, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares are subject to a 1.00% CDSC if such shares are redeemed within one year after purchase. Class C shares issued to shareholders of Millennium Portfolio in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.



    The Acquiring Fund currently offers an exchange privilege, including telephone exchange privileges, which, subject to certain restrictions, permit shares of any of the other portfolios of the Touchstone Strategic Trust to be exchanged for shares of the Acquiring Fund. These exchanges are based upon each portfolio's net asset value per share next computed following receipt of a properly-executed exchange request without any sales charge. These exchanges also may be made only between identically-registered accounts, and these exchange privileges also are available only in states where the shares to be acquired may be legally sold. If the proposed merger does not occur, Millennium Portfolio shareholders will not be able to exchange their Millennium Portfolio shares for shares of any series of the Touchstone Strategic Trust. Except for the foregoing, there would be no material differences between the exchange privileges which shareholders of the Millennium Portfolio currently have and the exchange privileges which such shareholders will have as shareholders of the Acquiring Fund upon effectiveness of the Reorganization.

    The Acquiring Fund has reserved the right to reject or refuse, at Acquiring Fund's discretion, any order for the purchase of its shares in whole or in part.

REDEMPTION PROCEDURES AND FEES

    Acquiring Fund Shares may be redeemed at a redemption price equal to the net asset value of the shares as next computed following the receipt of a request for redemption in proper form. Payment of redemption proceeds for redeemed Acquiring Fund Shares ordinarily are made within seven days after receipt of a redemption request in proper form and documentation. Shares of the Acquiring Fund may be redeemed without charge.

DIVIDENDS AND DISTRIBUTIONS; AUTOMATIC REINVESTMENT

    The Acquiring Fund and the Millennium Portfolio each declares and pays dividends from the net investment income and short-term capital gains, if any, to shareholders. The Millennium Portfolio pays dividends annually during December of each year and distributes long-term capital gains, if any, to shareholders on an annual basis in December. The Acquiring Fund pays dividends quarterly and pays capital gains, if any, at least annually.

    The income dividends and capital gains distributions for investors in the Acquiring Fund and in the Millennium Portfolio are each automatically reinvested, without sales charge, in additional shares of the Acquiring Fund and of the Millennium Portfolio respectively at the applicable net asset value of such shares calculated on the ex-dividend date unless such an investor has requested otherwise in writing.

FEDERAL TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

    The Acquiring Fund and the Millennium Portfolio have received, as a condition to the Reorganization, opinions of legal counsel, to the effect, for Federal income tax purposes, that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, it is believed that no gain or loss generally will be recognized by Touchstone Strategic Trust or by the Acquiring Fund, by the Navellier Millennium Funds or by the Millennium Portfolio, or by their respective shareholders (see "The Proposed Transactions--Federal Income Tax Consequences").

COSTS AND EXPENSES OF THE REORGANIZATION

    Navellier Management, Inc. will pay the costs, expenses, and professional fees incurred in the preparation and mailing of this notice and this combined prospectus/proxy statement and the proxy, and in the solicitation of proxies, which may include reimbursement to broker-dealers and others who forward proxy materials to their clients and the costs of a professional solicitation firm. See "Introduction and Voting Information--Proxy Solicitation".

CONTINUATION OF SHAREHOLDER ACCOUNTS; SHARE CERTIFICATES

    As a result of the proposed transactions contemplated by the Reorganization of the Millennium Portfolio into the Acquiring Fund, Shareholders would cease to be shareholders of the Millennium Portfolio and would receive on the books of the Acquiring Fund, that number of full and fractional Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of his or her Millennium Portfolio Shares as of the close of business on the Closing Date.

    The Acquiring Fund will establish accounts on the Closing Date for Shareholders which will contain the appropriate number of Acquiring Fund Shares. Acceptance of Acquiring Fund Shares by a Shareholder will be deemed to be authorization of the Acquiring Fund and its agents to establish, with respect to the Acquiring Fund, all of the account options, including telephone redemptions, if any, and dividend and distribution options, as have been established for the Shareholder's Portfolio account. Shareholders who are receiving payments under an Automatic Investment Plan, with respect to Millennium Portfolio Shares, will retain the same rights and privileges as to Acquiring Fund Shares under such an Automatic Investment Plan after the Reorganization. Similarly, no further action will be necessary in order to continue, with respect to Acquiring Fund Shares, any retirement plan currently maintained by a Shareholder with respect to Millennium Portfolio Shares.

    As a series of a Massachusetts business trust, the Acquiring Fund will not issue certificates evidencing ownership of the Acquiring Fund Shares. Shareholders of the Millennium Portfolio will have their beneficial interests in the Millennium Portfolio cancelled on the books of the Millennium Portfolio in order to receive the Acquiring Fund Shares on the books of Acquiring Fund as a result of the Reorganization.

    No sales or other charges will be imposed in connection with the issuance of Acquiring Fund Shares to Millennium Portfolio Shareholders pursuant to the Reorganization.

FORM OF ORGANIZATION OF TOUCHSTONE STRATEGIC TRUST

     Touchstone Strategic Trust is an unincorporated voluntary association organized under the laws of the State of Massachusetts as a business trust pursuant to the Declaration of Trust. The operations of Touchstone Strategic Trust and the Acquiring Fund (a Portfolio of Touchstone Strategic Trust) are governed by this Declaration of Trust, by Touchstone Strategic Trust's By-Laws, and by Massachusetts Law, as applicable. The Navellier Millennium Funds is an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust. The operations of The Navellier Millennium Funds and the Millennium Portfolio are governed by The Navellier Millennium Funds' Declaration of Trust dated September 9, 1998, and by Delaware law, as applicable. Both Touchstone Strategic Trust and The Navellier Millennium Funds, as well as their series investment portfolios, are subject to the provisions of the 1940 Act and to the rules and regulations of the Commission thereunder. Touchstone Strategic Trust is authorized to issue an unlimited number of shares of beneficial interest in one or more series investment portfolios or funds. Currently, Touchstone Strategic Trust is composed of seven (7) separate investment portfolios: the International Equity Fund, the Emerging Growth Fund, the Growth Opportunities Fund, the Large Cap Growth Fund, the Enhanced 30 Fund, the Value Plus Fund, and the Small Cap Growth Fund ("the Portfolios"). See "The Proposed Transactions--Description of Securities to Be Issued".

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

    As discussed below, the investment objective and policies of the Acquiring Fund and the Millennium Portfolio are essentially the same (subject to the approval of the shareholders of Touchstone Large Cap Growth to change the Fund to a non-diversified fund upon completion of the Reorganization). The Comparison of Investment Objectives and Policies has been prepared assuming such change takes place.

INVESTMENT OBJECTIVE AND POLICIES

    GENERAL. The Acquiring Fund and the Millennium Portfolio each invest in the common stocks of large cap companies (companies with market capitalization of more than $5 Billion).

INVESTMENT OBJECTIVE OF THE ACQUIRING FUND

    The Investment Objective of the Acquiring Fund is and will be to achieve long-term growth of capital primarily through investment in large cap companies with appreciation potential. The Acquiring Fund invests in securities traded in the United States securities markets of domestic issuers and of foreign issuers. After the Reorganization, the sole objective of the Acquiring Fund is to seek to achieve long term growth of capital primarily through investments in securities of large cap companies (companies with market capitalization of more than $5 Billion) with appreciation potential by applying the proprietary modern portfolio theory techniques of Navellier Management, Inc. There can be no assurance that the Acquiring Fund will achieve its investment objectives. The Acquiring Fund's investment objectives may be changed without shareholder approval subject to 60 days notice to shareholders. The Acquiring Fund should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE MILLENNIUM PORTFOLIO

    The investment objective of the Millennium Portfolio is the same as the investment objective of the Acquiring Fund. The Millennium Portfolio's investment objective is to achieve long-term growth of capital primarily through investment in large cap companies with appreciation potential. The Millennium Portfolio invests in securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Millennium Portfolio is to seek to achieve long term growth of capital primarily through investments in securities of large cap companies (companies with market capitalization of more than $5 Billion) with appreciation potential. There can be no assurance that the Millennium Portfolio will achieve its investment objectives. The Millennium Portfolio's investment objectives may not be changed without shareholder approval. The Millennium Portfolio should not be considered suitable for investors seeking current income.
    OTHER INVESTMENTS. Both the Acquiring Fund and the Millennium Portfolio may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the investment advisor, such investment will further their cash needs or temporary defensive needs. In addition, when the investment advisor feels that market or other conditions warrant it, for temporary defensive purposes, both the Acquiring Fund and the Millennium Portfolio may retain cash or invest all or any portion of their assets in cash equivalents, including money market mutual funds. Under normal conditions, both the Acquiring Fund's and Millennium Portfolio's holdings in such non-equity securities should not exceed 20% of the total assets of such fund.

CERTAIN INVESTMENT RESTRICTIONS AND LIMITATIONS

    The investment restrictions and limitations of Acquiring Fund and those of the Millennium Portfolio are substantially the same (subject to the approval of the shareholders of Touchstone Large Cap Growth to change that Fund to a non-diversified fund upon completion of the Reorganization). Unless otherwise specified, the investment restrictions and limitations are considered to be "fundamental" policies, and, as such, may not be changed without approval of the holders of a "majority" (as that term is defined in the 1940 Act) of Acquiring Fund's or Millennium Portfolio's respective outstanding shares.

    The Millennium Portfolio may not:

                       1. Purchase securities of any issuer, other than
            obligations issued or guaranteed as to principal and interest by the United States government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of the Portfolio's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the voting securities of any class of such issuer would be held by the Portfolio. [Conflict with the non-diversified status of Navellier Millennium Large Cap Growth?]

                       2. Concentrate the Millennium Portfolio investments in
            any one industry. To comply with this restriction, no security may be purchased for the Acquiring Fund or the Millennium Portfolio if such purchase would cause the value of the aggregate investment of the Millennium Portfolio in any one industry to be 25% or more of the Millennium Portfolio's total assets (taken at market value).

                       3. Purchase any securities or other property on margin,
            or engage in short sales of securities (unless it owns, or by virtue of its ownership of other securities has the right to obtain without payment of any additional consideration securities equivalent in kind and amount to the securities sold); PROVIDED, HOWEVER, that the Millennium Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

                       4. Make cash loans, except that the Millennium Portfolio
            may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

                       5. Make securities loans, except that the Millennium
            Portfolio may make loans of the securities of the Millennium Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33 1/3% of the value of the total assets (taken at market value) of the Millennium Portfolio.

                       6. Make investments in real estate or commodities or
            commodity contracts, including futures contracts, although the Millennium Portfolio may purchase securities of issuers which deal in real estate or commodities even though this is not a primary objective of the Millennium Portfolio but only if such securities are large cap equity securities or constitute less than 20% of the Millennium Portfolio's total assets.

                       7. Invest in oil, gas, or other mineral exploration or
            development programs, although the Millennium Portfolio may purchase securities of issuers which engage in whole or in part of such activities, but only if such securities are large cap equity securities or constitute less than 20% of the Millennium Portfolio's total assets.

                       8. Invest in or sell puts, calls, straddles, and any
            combination thereof.

                       9. Purchase securities of companies for the purpose of
            exercising management or control.

                       10. Participate in a joint or joint and several trading
            account in securities.

                       11. Purchase the securities of (i) other open-end
            investment companies, or (ii) closed-end investment companies.

                       12. Issue senior securities or borrow money, except that
            Acquiring Fund and Millennium Portfolio may (i) borrow money only from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of the Millennium Portfolio, and (ii) borrow money only from banks for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of the Millennium Portfolio with respect to which the borrowing has been made. The Millennium Portfolio may not invest in securities while the amount of its borrowing exceeds 5% of its total assets.

                       13. Pledge, mortgage, or hypothecate its assets to an
            extent greater than 10% of its total assets to secure borrowings made pursuant to the provisions of Item 12 above.

            The following investment restrictions are "fundamental policies" of the Acquiring Fund and may not be changed with respect to the Acquiring Fund without the approval of a "majority of the outstanding voting securities" of the Acquiring Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in the Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Acquiring Fund.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE ACQUIRING FUND ARE:

            1. BORROWING MONEY. The Acquiring Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

            2. UNDERWRITING. The Acquiring Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Acquiring Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

            3. LOANS. The Acquiring Fund may not make loans to other persons except that the Acquiring Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

            4. REAL ESTATE. The Acquiring Fund may not purchase or sell real estate except that the Acquiring Fund may (1) hold and sell real estate acquired as a result of the Acquiring Fund's ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities or entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

            5. COMMODITIES. The Acquiring Fund will not purchase or sell physical commodities except that the Acquiring Fund may (1) hold and sell physical commodities acquired as a result of the Acquiring Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities,
            (3) purchase or sell options, and (4) purchase or sell futures contracts.

            6. CONCENTRATION OF INVESTMENTS. The Acquiring Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Acquiring Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            7. SENIOR SECURITIES. The Acquiring Fund my not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.


                             PRINCIPAL RISK FACTORS

    The principal risks associated with an investment in the Portfolio and an investment in the Acquiring Fund are:

    An investment in shares of the Acquiring Fund involves certain speculative considerations. There can be no assurance that any of the Acquiring Fund's objectives will be achieved or that the value of the investment will increase. An investment in shares of the Millennium Portfolio also involves the same risks.

    All securities in which the Acquiring Fund may invest are inherently subject to market risk, and the market value of the Acquiring Fund's investments will fluctuate. The Millennium Portfolio is subject to the same risks.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

    Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Navellier Management, Inc. will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities.

    While, to some extent, the risks to the Acquiring Fund of investing in foreign securities may be limited, since it may not invest more than 25% of its net asset value in such securities and since it may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist. The same risks apply to the Millennium Portfolio's investments in foreign securities.

PORTFOLIO TURNOVER

   While the future annual rate of portfolio turnover is unknown, Navellier Management, Inc. estimates but cannot guarantee that the annual portfolio turnover rate will not exceed 200%. Navellier Management, Inc., which is also the investment advisor to the Millennium Portfolio, will employ the same investment style for the Acquiring Fund as it employed in managing the Millennium Portfolio, which had an annual portfolio turnover rate in 2002 of 116%. However, these are NOT restrictions on Navellier Management, Inc. and if, in Navellier Management Inc.'s judgment, a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall performance, then Navellier Management, Inc. is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect performance.

    The risks associated with portfolio turnover for Acquiring Fund are essentially the same for the Millennium Portfolio.


NON-DIVERSIFICATION RISK

     Both the Millennium Portfolio and the Acquiring Fund are non-diversified investment companies (assuming the approval of the shareholders of Touchstone Large Cap Growth to change the Fund to a non-diversified fund upon completion of the Reorganization) and as such, may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio's investments than in the investments of a Portfolio which invests in numerous issuers.

                           THE PROPOSED TRANSACTIONS

PROPOSED AGREEMENT AND PLAN OF REORGANIZATION

    The terms and conditions of the proposed merger, as contemplated by the Reorganization, are set forth in the Plan. Significant provisions of the Plan, with respect to the proposed Reorganization of the Millennium Portfolio into the Acquiring Fund, are summarized immediately below. This summary, however, is qualified in its entirety by reference to the Plan, a form of which is attached to this combined prospectus/ proxy statement as Appendix A.

    With respect to the proposed Reorganization, the Plan contemplates (i) the Acquiring Fund, on the closing date of the Reorganization, acquiring all of the assets of the Portfolio and all the assets of the Millennium Portfolio in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all valid liabilities of the Portfolio and of the Millennium Portfolio and (ii) the constructive distribution of Acquiring Fund Shares to the Shareholders of the Portfolio and to the shareholders of the Millennium Portfolio in exchange for the corresponding class of shares of Portfolio Shares and the Millennium Portfolio Shares, all as provided for by the Plan.

    The assets of the Portfolio and the assets of the Millennium Portfolio to be acquired by the Acquiring Fund include all property, including without limitation, all cash, securities, commodities and futures interests and dividends or interest receivables which are owned by the Portfolio and those owned by the Millennium Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Portfolio and on the books of the Millennium Portfolio on the closing date of the Reorganization. The Acquiring Fund will assume from the Portfolio and from the Millennium Portfolio all valid liabilities, expenses, costs, charges and reserves reflected on unaudited statements of assets and liabilities of the Portfolio and of the Millennium Portfolio.

    The Acquiring Fund also will deliver Acquiring Fund Shares to the Portfolio and to the Millennium Portfolio, which Acquiring Fund Shares the Portfolio and the Millennium Portfolio shall then distribute to their respective Shareholders in exchange for such Shareholders' Portfolio Shares or Millennium Portfolio Shares. The number of full and fractional shares of each class of the Acquiring Fund to be received by the shareholders of the Millennium Portfolio will be determined by multiplying the number of full and fractional shares of the corresponding class of the Millennium Portfolio by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of the Millennium Portfolio by the net asset value per share of the Class A shares of Navellier Performance Large Cap Growth Portfolio. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares. The exchange of the Portfolio's assets and the Millennium Portfolio's assets for the Acquiring Fund Shares is anticipated to occur on August 22, 2003, or such later date as the parties may agree upon (the "Closing Date").


    The value of the Portfolio's assets and the Millennium Portfolio's assets to be acquired by the Acquiring Fund and the value of the Portfolio's valid liabilities and the Millennium Portfolio's valid liabilities to be assumed by the Acquiring Fund and the net asset value of a share of the Acquiring Fund will be determined as of immediately after the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

    Upon the Closing Date, the Portfolio and the Millennium Portfolio will liquidate and distribute pro rata to their Shareholders of record (as evidenced by such Shareholders' Portfolio and Millennium Portfolio Shares) the Acquiring Fund Shares received by the Portfolio and the Millennium Portfolio in exchange for such Shareholders' interests in the Portfolio and the Millennium Portfolio. These liquidations and distributions will be accomplished by opening accounts on the books of the Acquiring Fund in the name of each shareholder of record in the Portfolio and in the Millennium Portfolio and by crediting thereon the shares previously credited to the Portfolio and to the Millennium Portfolio account of the shareholder on those books, as described above (see "Synopsis--Continuation of Shareholder Accounts; Share Certificates"). Each such Acquiring Fund shareholder account shall represent the respective pro-rata number of the Acquiring Fund Shares due to such Shareholder.

    Accordingly, every Shareholder will own Acquiring Fund Shares immediately after the Reorganization, the total value of which Acquiring Fund Shares will be equal to the total value of his or her Portfolio Shares or Millennium Portfolio Shares immediately prior to the Reorganization. Moreover, because the Acquiring Fund Shares will be issued at net asset value in exchange for the net assets transferred from the Portfolio or from the Millennium Portfolio, the total net asset value of the Acquiring Fund Shares received by Portfolio Shareholders or Millennium Portfolio Shareholders after the transfer of assets will be equal to the net asset value of the Portfolio Shares or Millennium Portfolio Shares at the Closing Date. Thus, the Reorganization will not result in a dilution in value of any Shareholder account.

    The consummation of the proposed transaction contemplated by the Reorganization is subject to a number of conditions set forth in the Plan, some of which conditions may be waived by the Touchstone Strategic Trust Board or by the Millennium Funds Board, or by an authorized officer of the Touchstone Strategic Trust or The Navellier Millennium Funds, as appropriate. Among the significant conditions (which may not be waived) for the Reorganization are: (i) the receipt by the Portfolio and by the Millennium Portfolio and by the Acquiring Fund of an opinion of counsel as to certain Federal income tax aspects of the Reorganization (see "The Proposed Transactions--Federal Income Tax Consequences") (which opinion of counsel has already been received); (ii) the approval of the Plan by the affirmative vote of the holders of at least 67% of the Portfolio shares and of the Millennium Portfolio Shares present in person or by proxy entitled to vote at the Portfolio shareholders' meeting and at the Millennium Portfolio Shareholder's meeting if a quorum is present or a majority of the Portfolio's and of the Millennium Portfolio's outstanding voting shares, whichever percentage is less and (iii) approval of the Plan by the Portfolio's Board of Trustees and by the Millennium Portfolio's Board of Trustees (which approvals have also already been obtained). The Plan may be terminated and the Reorganization abandoned at any time, before or after approval by the Shareholders, prior to the applicable Closing Date or by mutual consent of the Portfolio or the Millennium Portfolio and the Acquiring Fund. In addition, the Plan may be amended in any mutually-agreeable manner, except that no amendment may be made to the Plan subsequent to the Meeting that would be materially detrimental to the Shareholders.

    The Investment Sub-Advisor to the Acquiring Fund (Navellier Management, Inc.) contemplates that the Portfolio's and the Millennium Portfolio's assets at the date of the transactions of the Reorganization will be invested in a manner consistent with the investment objectives and policies of both the Portfolio and the Millennium Portfolio and the Acquiring Fund.

REASONS FOR THE PROPOSED TRANSACTIONS

       As described below in greater detail, the Portfolio's Trustees and the Millennium Portfolio's Trustees believe the Reorganization would benefit Shareholders of the Portfolio and of the Millennium Portfolio by substantially reducing existing operating costs and expenses of the Portfolio and of the Millennium Portfolio by an estimated $50,000 per year or more thereby promoting more efficient operations. It is estimated that a proposed merger of the Portfolio and of the Millennium Portfolio into the Acquiring Fund would substantially reduce the annual operating expenses of the Portfolio and of the Millennium Portfolio by reducing the Portfolio's and the Millennium Portfolio's annual Independent Trustee's fees, expenses, independent counsel's fees and; by reducing liability insurance, costs of printing separate prospectuses, annual and semi-annual shareholder reports, quarterly reports and mailings for the Portfolio and for the Millennium Portfolio; by reducing the management fee charged by the Investment Advisor; and that a proposed merger would generally increase the efficiency of operations and would not result in any change in the way the assets were managed, since the Investment Sub-Advisor, Navellier Management, Inc., would remain the same and would operate pursuant to the same investment objectives and restrictions. For these reasons, the Trustees believe that the Reorganization of the Portfolio and of the Millennium Portfolio into the Acquiring Fund is in the best interests of the Shareholders of the Portfolio and of the Millennium Portfolio and that the interests of the Shareholders of the Portfolio and of the Millennium Portfolio would not be diluted by the Reorganization.

    The Portfolio Trustees and the Millennium Portfolio Trustees recommend that the Shareholders of the Portfolio and of the Millennium Portfolio vote FOR Proposal 1 (the Reorganization) based on a number of factors, first and foremost of which is that the

Reorganization should result in substantial savings. The Portfolio Trustees and the Millennium Portfolio Trustees also believe that the Reorganization, if effected, would enable the resulting larger fund complex, with its larger asset base, to achieve enhanced distribution capability. It is also believed that the anticipated reduction in costs should increase the performance of the Portfolio and of the Millennium Portfolio.

    It is estimated that the proposed merger should permit the reduction or elimination of certain costs and expenses presently incurred for services that are separately performed for the Portfolio, the Millennium Portfolio and the Acquiring Fund. For example, the projected Independent Trustees fees and expenses expected to be paid to the Independent Trustees of the Portfolio and of the Millennium Portfolio would be reduced, as would the liability insurance and the attorney's fees and costs of outside counsel for the Independent Trustees. These costs should be eliminated or greatly reduced. Printing and mailing costs should be reduced as a result of a single prospectus, annual report, and semi-annual report. As a general rule, economies can be expected to be realized primarily with respect to fixed expenses, such as costs of printing and fees for professional services. Expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, however, would be largely unaffected by the Reorganization. Achievement of these goals, of course, cannot be assured.

    The Portfolio Trustees and the Millennium Portfolio Trustees recommend the proposed Reorganization, and the transactions contemplated thereby, to the Shareholders for the reasons set forth above as well as on a number of other factors, including the following:

1. the terms and conditions of the Reorganization and the fact that the Reorganization would not result in dilution of Shareholder interests;

2. the fact that the investment objectives, policies, Navellier investment style and restrictions of the Portfolio, the Millennium Portfolio and the Acquiring Fund would remain essentially the same;

3. similar service features available to shareholders in the Portfolio, the Millennium Portfolio and the Acquiring Fund;

4. the anticipated benefits to the Shareholders of the Portfolio and of the Millennium Portfolio by being part of the Touchstone Investments;

5.  the tax-free nature and consequences of the Reorganization;

6. the expense ratios, fees, and expenses of Touchstone Large Cap Growth including the fact that the investment advisory fee rate paid by Touchstone Large Cap Growth is lower than that paid by Millennium Portfolio;

7. the fact that the Manager has contractually agreed to limit the total annual operating of the Acquiring Fund for at least two years and that such expenses for Class A shareholders would be lower than the current operating expenses for the Millennium Portfolio Class A shareholders, and that the Manager has contractually agreed to limit the total annual operating of the Class B and C shares of the Acquiring Fund for at least two years such that expenses for Class B and C shareholders would be the same as the current operating expenses of the Millennium Portfolio Class B and C shares;

8. the fact that Navellier Management, Inc. and Touchstone Advisors, Inc. will bear the expenses incurred by the Millennium Portfolio and the Acquiring Fund in connection with the Reorganization;

The Trustees of the Trust have also approved the Plan on behalf of Touchstone Large Cap Growth.

DESCRIPTION OF SECURITIES TO BE ISSUED

    GENERAL. The Acquiring Fund Shares to be issued pursuant to the proposed Reorganization represent shares of beneficial interest in the Large Cap Growth Fund of the Touchstone Strategic Trust, which is a diversified, open-end management investment company. Touchstone Strategic Trust is an unincorporated voluntary association organized under the laws of the State of Massachusetts as a business trust, pursuant to Touchstone Strategic Trust's Declaration of Trust, dated November 18, 1982 (the "Declaration of Trust"). The Declaration of Trust authorizes Touchstone Strategic Trust to issue an unlimited number of shares of beneficial interest in one or more series. Currently, Touchstone Strategic Trust has authorized seven series: the International Equity Fund, the Emerging Growth Fund, the Growth Opportunities Fund, the Large Cap Growth Fund, the Enhanced 30 Fund, the Value Plus Fund and the Small Cap Growth Fund. Other series in the Touchstone Strategic Trust, however, may be added in the future. Each Acquiring Fund Share represents an equal proportionate interest with each other Acquiring Fund Share and each such Acquiring Fund Share is entitled to equal voting, dividend, liquidation and redemption rights. Acquiring Fund Shares entitle their holders to one vote per full share held and to fractional votes for fractional shares held. The Acquiring Fund Shares do not have cumulative voting rights, preemptive rights or subscription rights and are fully paid, nonassessable, redeemable and freely transferable.

    Currently, each shareholder of the Acquiring Fund is permitted to inspect the records, accounts and books of the Touchstone Strategic Trust for any legitimate business purpose.

    MEETINGS. As a Massachusetts business trust, Touchstone Strategic Trust is not required to hold an annual shareholders' meeting if the 1940 Act does not require such a meeting. The Declaration of Trust provides that a special meeting of Touchstone Strategic Trust shareholders of any series of Touchstone Strategic Trust may be called by the Trustees of Touchstone Strategic Trust and shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of a series of the Touchstone Strategic Trust entitled to vote. Touchstone Strategic Trust will hold special shareholder meetings as required or deemed desirable by the Board for such purposes as electing Trustees, changing fundamental policies or approving an investment advisory or shareholder services agreement. Any Director may be removed from office with or without cause at any time either by written instrument, signed by at least two-thirds (2/3) of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective, or by a vote of Touchstone Strategic Trust shareholders owning at least two-thirds (2/3) of the outstanding shares of a series of the Touchstone Strategic Trust. If requested by shareholders of at least 10% of the outstanding shares of a series of the Touchstone Strategic Trust, Touchstone Strategic Trust will call a shareholder meeting for the purpose of voting upon the question of the removal of a Director and will assist in communications with other Touchstone Strategic Trust shareholders as required by Section 16(c) of the 1940 Act.

    SHAREHOLDER LIABILITY. Beneficial owners of a Massachusetts business trust, such as Touchstone Strategic Trust,may under some circumstances be liable for obligations of the Fund. Touchstone Strategic Trust's governing instrument, the Trust Declaration, however, specifically disclaims shareholder liability for acts or obligations of Touchstone Strategic Trust and provides that Touchstone Strategic Trust's shareholders shall not be subject to any personal liability for the acts or obligations of Touchstone Strategic Trust. The Trust Declaration further provides for indemnification, out of the property of the series of Touchstone Strategic Trust with respect to which such shareholder's shares are issued, for all losses and expenses of any shareholder held personally liable solely by reason of his or her being or having been a shareholder of such series and not because of his or her acts or omissions or for some other reason. Thus, the risk of a shareholder of Touchstone Strategic Trust incurring financial loss on account of shareholder liability is considered remote since such liability is limited to circumstances in which a disclaimer is inoperative and Touchstone Strategic Trust would be unable to meet its obligations.

    LIABILITY OF TRUSTEES. Under the Declaration of Trust, a Trustee will be held personally liable only for the Trustee's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of a Trustee. Under said Declaration of Trust and separate indemnity agreements, Trustees and officers of Touchstone Strategic Trust ("Trust Officers") will be indemnified for the expenses of litigation against them unless it is determined that the person did not act in good faith in the reasonable belief that the person's action was in or not opposed to the best interest of Touchstone Strategic Trust or if the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. Touchstone Strategic Trust also may advance money for these expenses provided that the Trustee or the Trust Officer undertakes to repay Touchstone Strategic Trust if that person's conduct later is determined to preclude indemnification. The Navellier Performance Funds' Declaration of Trust and separate indemnity agreements currently set forth comparable provisions.

    The foregoing is only a summary of certain characteristics of (i) the shares of beneficial interest of Touchstone Strategic Trust to be issued pursuant to the proposed Reorganization, (ii) the operations of Touchstone Strategic Trust's Declaration of Trust and By-Laws, and (iii) Massachusetts law. The foregoing is not a complete description of the shares of beneficial interest of Touchstone Strategic Trust nor of the documents or laws cited. Shareholders should refer to the provisions of Massachusetts's law directly for a more thorough description.

FEDERAL INCOME TAX CONSEQUENCES

    Touchstone Strategic Trust and The Navellier Millennium Funds have received, as a condition to the Reorganization, an opinion from counsel to the effect, for Federal income tax purposes and with respect to the Reorganization, that:

1. the proposed Reorganization and the transactions contemplated thereby, as described herein, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code (the "Code");

2. no gain or loss generally will be recognized to the Portfolio or to the Millennium Portfolio upon the transfer of all of the Portfolio's and all of the Millennium Portfolio's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all valid liabilities of the Portfolio and of the Millennium Portfolio and the subsequent distribution of those Acquiring Fund Shares to the Portfolio's Shareholders and to the Millennium Portfolio's Shareholders of record in liquidation thereof;

3. no gain or loss will be recognized to the Acquiring Fund upon the receipt of those Portfolio and Millennium Portfolio assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of those valid Portfolio and Millennium Portfolio liabilities;

4. the Acquiring Fund's basis for those Portfolio assets and Millennium Portfolio assets transferred by the Portfolio and by the Millennium Portfolio to the Acquiring Fund will be the same as the basis thereof in the Portfolio's and Millennium Portfolio's hands immediately before the Reorganization and the Acquiring Fund's holding period for those assets will include the Portfolio's and Millennium Portfolio's holding periods therefore;

5. each Shareholder of record will recognize no gain or loss upon the constructive exchange of all of his or her Portfolio and Millennium Portfolio Shares solely for Acquiring Fund Shares pursuant to the Reorganization;

6. each Shareholder's basis for the Acquiring Fund Shares to be received by the Shareholder pursuant to the Reorganization will be the same as the Shareholder's basis in the Portfolio Shares or Millennium Portfolio Shares to be constructively surrendered in exchange therefore; and

7. each such Shareholder's holding period for those Acquiring Fund Shares will include the period during which the Portfolio Shares or Millennium Portfolio Shares to be constructively surrendered in exchange for Acquiring Fund Shares were held, provided the Portfolio Shares or Millennium Portfolio Shares were held as capital assets by that Shareholder on the date of the Reorganization.

    A revenue ruling of the Internal Revenue Service as to the Reorganization is not expected to be obtained.

    THE FOREGOING IS INTENDED TO BE ONLY A SUMMARY OF THE PRINCIPAL FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION AND SHOULD NOT BE CONSIDERED TO BE TAX ADVICE. THERE CAN BE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL CONCUR ON ALL OR ANY OF THE ISSUES DISCUSSED ABOVE. SHAREHOLDERS OF THE PORTFOLIO AND OF THE MILLENNIUM PORTFOLIO ARE URGED TO CONSULT THEIR OWN TAX ADVISORS REGARDING THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES WITH RESPECT TO THE FOREGOING MATTERS AND ANY OTHER CONSIDERATIONS WHICH MAY BE APPLICABLE TO THE SHAREHOLDERS.

PRO FORMA CAPITALIZATION AND RATIOS

    The following table shows the capitalization of the Portfolio, the Millennium Portfolio, and the Acquiring Fund shares as of December 31, 2002, and combined in the aggregate on a pro forma basis, as of December 31, 2002 giving effect to the Reorganization:

                            Touchstone Large Cap       Navellier Millennium       Navellier Performance      Touchstone Large Cap
Class A Information               Growth                 Large Cap Growth           Large Cap Growth       Growth Combined Pro Forma
------------------------- -------------------------- -------------------------- -------------------------- -------------------------
Net Assets
Class A                          $33,843,198                   $355,316                $13,831,464                 48,029,978
Class B                               54,017                    423,950                                               477,967
Class C                            1,092,490                    215,949                                             1,308,439
Total Net Assets                  34,989,705                    995,215                 13,831,464                 49,816,384

Net Asset Value Per Share
Class A
Class B                                $8.05                      $4.63                     $12.19                     $12.19
Class C                                 7.62                       4.56                                                 12.19
                                        7.59                       4.55                                                 12.19

Shares Outstanding
Class A
Class B                            4,202,127                     76,781                  1,134,468                  3,939,924
Class C                                7,090                     92,912                                                39,210
Total Shares Outstanding             143,907                     47,449                                               107,337
                                   4,353,124                    217,142                  1,134,468                  4,086,471

DISSOLUTION OF THE PORTFOLIOS

    If the Plan is approved by the Shareholders of the Portfolio and of the Millennium Portfolio and the Reorganization is completed, the Portfolio and the Millennium Portfolio will be dissolved as soon as practicable in accordance with the provisions of Delaware law and the Plan. See "The Proposed
Transactions--Agreement and Proposed Plan of Reorganization".

NAVELLIER GROUP RECOMMENDATION

    The Portfolio Trustees and Millennium Portfolio Trustees have solicited this shareholder vote to approve the Reorganization and recommend that the Portfolio Shareholders and Millennium Portfolio Shareholders vote FOR the Reorganization on the enclosed GOLD proxy card. The Portfolio Trustees and Millennium Portfolio Trustees, for the reasons mentioned herein (See "Reasons For Proposed Transactions"), believe the Reorganization of the Portfolio and Millennium Portfolio into the Acquiring Fund would result in cost savings, would be in the best interests of the Portfolio Shareholders and Millennium Portfolio Shareholders and that their interests would not be diluted.

    The Portfolio Trustees and Millennium Portfolio Trustees therefore recommend that the Shareholders of the Millennium Portfolio vote FOR Proposal No. 1 (the proposal to merge the Portfolio and Millennium Portfolio into the Acquiring Fund and the transactions contemplated thereby).



                          ADDITIONAL INFORMATION ABOUT
                THE ACQUIRING FUND AND THE ACQUIRING FUND SHARES


    Additional information about the Acquiring Fund is included in the current Prospectus of the Touchstone Strategic Trust, dated August 1, 2002. A copy of that prospectus has been filed with the Commission and is incorporated by reference herein. A Shareholder of the Portfolio or the Millennium Portfolio will receive with this combined prospectus/proxy statement, a copy of the prospectus for Touchstone Strategic Trust. Further information about the Acquiring Fund is included in the Statement of Additional Information for Touchstone Strategic Trust, dated August 1, 2002. The Statement of Additional Information has been filed with the Commission and is incorporated by reference herein. Copies of that Statement of Additional Information for Touchstone Strategic Trust may be obtained without charge by contacting Touchstone Investments toll-free at 1-800-543-0407.


                          ADDITIONAL INFORMATION ABOUT
                     THE PORTFOLIO AND THE PORTFOLIO SHARES

    Additional information about the Portfolio is included in the current Prospectus of the Navellier Performance Funds, dated May 1, 2003. A copy of that prospectus has been filed with the Commission and is incorporated by reference herein. A Shareholder will receive with this combined prospectus/proxy statement a copy of the prospectus for The Navellier Performance Funds. Further information about the Portfolio is included in the Statement of Additional Information for The Navellier Performance Funds, dated May 1, 2003, which also has been filed with the Commission and is incorporated by reference herein. A copy of the Statement of Additional Information for The Navellier Performance Funds may be obtained without charge by contacting Navellier Management, Inc. at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

          ADDITIONAL INFORMATION ABOUT THE MILLENNIUM PORTFOLIO AND THE
                           MILLENNIUM PORTFOLIO SHARES

    Additional information about the Millennium Portfolio is included in the current Prospectus of the Navellier Millennium Funds, dated May 1, 2003. A copy of that prospectus has been filed with the Commission and is incorporated by reference herein. A Shareholder will receive with this combined prospectus/proxy statement a copy of the prospectus for The Navellier Millennium Funds. Further information about the Millennium Portfolio is included in the Statement of Additional Information for The Navellier Millennium Funds, dated May 1, 2003, which also has been filed with the Commission and is incorporated by reference herein. A copy of the Statement of Additional Information for The Navellier Millennium Funds may be obtained without charge by contacting Navellier Management, Inc. at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

    Touchstone Strategic Trust is registered under the 1940 Act and is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, files reports, proxy materials and other information with the Commission. The Navellier Performance Funds and the Navellier Millennium Funds are registered under the 1940 Act and are required to file reports under the 1940 Act. Such reports, proxy materials and other information can be inspected at the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20539, at prescribed rates.

LEGAL MATTERS

    Certain legal matters in connection with the issuance of the Acquiring Fund Shares will be passed upon by Samuel Kornhauser, 155 Jackson Street, Suite 1807, San Francisco, California 94111 ("Counsel"). Counsel has rendered an opinion as to certain Federal income tax consequences of the Reorganization.

FINANCIAL STATEMENTS AND EXPERTS

The financial statements of the Touchstone Large Cap Growth Fund at March 31, 2003, and for the periods indicated therein, included in the Company's Annual Report and incorporated by reference herein and in the Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing therein, and are incorporated herein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing. The financial statements of Navellier Large Cap Portfolio, a series of Navellier Performance Funds, Navellier Large Cap Portfolio, a series of Navellier Millennium Funds, and Touchstone Large Cap Growth Fund at December 31, 2002, and for the periods indicated therein, included in the (Trusts') Annual Report and incorporated by reference herein and in the Registration Statement, have been audited by Tait, Weller & Baker, independent auditors, as set forth in their report appearing therein, and are incorporated herein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing. Copies of these financial statements, as included in the SAI, may be obtained without charge by contacting Touchstone Securities, Inc. at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by telephoning toll-free at 1-800-543-0407, for the Touchstone audited financial statements and by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671, for the Portfolio and or Millennium Portfolio financial statements.

                                 OTHER BUSINESS

    The Millennium Portfolio Trustees know of no business to be brought before the Meeting other than the matters set forth in this combined prospectus/proxy statement. Should any other matter requiring a vote of Shareholders arise, however, the Proxies will vote thereon according to their best judgment in the interests of the Millennium Portfolio and of the Shareholders.

                                              By Louis G. Navellier
                                              ----------------------------------
                                              Trustee, The Navellier
                                              Millennium Funds


One East Liberty Street, Third Floor
Reno, Nevada 89501
July 18, 2003

                                  APPENDIX A:
                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of June, 2003, by and between THE NAVELLIER MILLENNIUM FUNDS (the "Millennium Fund"), a Delaware business trust with its principal place of business at One East Liberty Street, Third Floor, Reno, Nevada 89501, THE NAVELLIER PERFORMANCE FUNDS (the "Performance Funds"), a Delaware business trust with its principal place of business at One East Liberty Street, Third Floor, Reno, Nevada 89501 and TOUCHSTONE STRATEGIC TRUST, a Massachusetts business trust with its principal place of business at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

    This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), with respect to the proposed reorganizations of the NAVELLIER LARGE CAP GROWTH PORTFOLIO (the "Portfolio"), which portfolio is a series of the Navellier Performance Funds and the NAVELLIER LARGE CAP GROWTH PORTFOLIO (the "Millennium Portfolio") which portfolio is a series of the Navellier Millennium Funds), pursuant to which the Portfolio and the Millennium Portfolio will be merged into and become part of the Large Cap Growth Fund (the "Acquiring Fund") of the Touchstone Strategic Trust (the "Reorganization"). Specifically, this Agreement is intended to be and is adopted for the purpose of providing for the Reorganization of the Portfolio and the Millennium Portfolio into the Acquiring Fund. The Reorganization will consist of the transfer of all of the assets of the Portfolio and the Millennium Portfolio to the Acquiring Fund in exchange solely for (i) shares of beneficial interest in the Acquiring Fund (the "Acquiring Fund Shares") and (ii) the assumption by the Acquiring Fund of all valid liabilities of the Portfolio and of the Millennium Portfolio and the distribution of the Acquiring Fund Shares to the Shareholders of the Portfolio and the of Millennium Portfolio in complete liquidation of the Portfolio and the Millennium Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    WHEREAS, the Performance Funds and the Millennium Funds and the Touchstone Strategic Trust are each open-end, registered investment companies of the management type and the Portfolio and the Millennium Portfolio own securities which are assets of the character in which the Acquiring Fund is permitted to invest;

    WHEREAS, the Trustees of the Portfolio and the Trustees of the Millennium Portfolio have each determined, with respect to such Reorganization, that the exchange of all of the assets of the Portfolio and all the assets of the Millennium Portfolio for Acquiring Fund shares and the assumption of all valid liabilities of the Portfolio and of the Millennium Portfolio by the Acquiring Fund is in the best interests of the Portfolio and the Millennium Portfolio and their Shareholders and that the interests of the existing Shareholders of the Portfolio and the Millennium Portfolio would not be diluted as a result of this transaction; and

    WHEREAS, the purpose of the Reorganization is to combine the assets of the Acquiring Fund with those of the Portfolio and the Millennium Portfolio in an attempt to achieve greater operating economies and to retain Navellier Management, Inc. as the investment sub-advisor to manage the assets of the Acquiring Fund after the Reorganization;

    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree, with respect to the Reorganization, as follows:

1. THE TRANSFER OF THE ASSETS OF THE PORTFOLIO AND THE ASSETS OF THE MILLENNIUM PORTFOLIO TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL VALID LIABILITIES OF THE PORTFOLIO AND OF THE MILLENNIUM PORTFOLIO BY THE ACQUIRING FUND AND THE LIQUIDATION OF THE PORTFOLIO AND THE MILLENNIUM PORTFOLIO

                1.1 For the Reorganization, the closing shall take place as provided for in paragraph 3.1 ("Closing") and the provisions of paragraphs 1 through 8 of this Agreement shall apply. At the Closing, the Portfolio and the Millennium Portfolio agree to transfer all of their assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (1) to deliver to the Portfolio and to the Millennium Portfolio the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of each Class of share of the Millennium Portfolio's net assets and each Class of corresponding share of the Acquiring Fund's net assets as of the time set forth in paragraph 2.1 by the net asset value of one Performance Large Cap Growth Portfolio share computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all valid liabilities of the Portfolio and of the Millennium Portfolio, as set forth in paragraph 1.3.

                1.2 The assets of the Portfolio and the assets of the Millennium Portfolio to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, interests, and dividends or interest receivable which are owned by the Portfolio and owned by the Millennium Portfolio and any deferred or prepaid expenses shown as assets on the books of the Portfolio or on the books of the Millennium Portfolio on the closing date provided in paragraph 3.1 (the "Closing Date").

                1.3 The Portfolio and the Millennium Portfolio will each endeavor to discharge all of their known valid liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all valid liabilities, expenses, costs, charges and reserves reflected on unaudited statements of assets and liabilities of the Portfolio and of the Millennium Portfolio prepared by the administrators of the Acquiring Fund and the Portfolio and the Millennium Portfolio, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period.

                1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Portfolio and the Millennium Portfolio will each distribute pro rata to their Shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Portfolio Shareholders") and (the "Millennium Shareholders"), the Acquiring Fund Shares received by the Portfolio and by the Millennium Portfolio pursuant to paragraph 1.1 and will each completely liquidate. Such distributions and liquidations will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Portfolio and to the account of the Millennium Portfolio on the books of the Acquiring Fund to the share records of the Acquiring Fund in the names of the Portfolio Shareholders and in the names of the Millennium Portfolio Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Shareholders. All issued and outstanding shares of the Portfolio and of the Millennium Portfolio will simultaneously be canceled on the books of the Portfolio and of the Millennium Portfolio. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

2. VALUATION

                2.1 The value of the Portfolio's assets and the value of the Millennium Portfolio's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value of such assets computed as of immediately after the close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures for computing net asset value set forth in the Portfolio's and in the Millennium Portfolio's then-current prospectus or statement of additional information.

                2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of immediately after the close of business of the New York Stock Exchange on the Valuation Date, using the valuation procedures for computing net asset value set forth in the Touchstone Strategic Trust's then-current prospectus or statement of additional information.

                2.3 The number of full and fractional shares of each class of the Acquiring Fund to be received by the shareholders of the Millennium Portfolio will be determined by multiplying the number of full and fractional shares of the corresponding class of the Millennium Portfolio by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of the Millennium Portfolio by the net asset value per share of the Class A shares of Navellier Performance Large Cap Growth Portfolio. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Portfolio's assets and the Millennium Portfolio's assets shall be determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of Performance Large Cap Growth determined in accordance with paragraph 2.2.

                2.4 All computations of value for the Acquiring Fund shall be made by Integrated Fund Services, Inc.; all computations of value for the Portfolio and for the Millennium Portfolio shall be made by FBR National Bank & Trust.

3. CLOSING AND CLOSING DATE

                3.1 The Closing for the Reorganization shall be August 22, 2003 or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., New York Time. The Closing shall be held at the offices of the Acquiring Fund, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or at such other time and/or place as the parties may agree.

                3.2 FBR National Bank & Trust, Bethesda, Maryland, as custodian for the Portfolio and for the Millennium Portfolio (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that each of: (i) the Portfolio's and the Millennium Portfolio's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes, including all applicable Federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of the Portfolio's and the Millennium Portfolio's portfolio securities.

                3.3 FBR National Bank & Trust, (the "Transfer Agent"), on behalf of the Portfolio and on behalf of the Millennium Portfolio, shall deliver at the Closing a certificate of an authorized officer stating that their records contain the names and addresses of the Portfolio Shareholders and of the Millennium Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund by an authorized officer of Integrated Fund Services, Inc. shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Portfolio and to the Secretary of the Millennium Portfolio or provide evidence satisfactory to the Portfolio and to the Millennium

          Portfolio that such Acquiring Fund Shares have been credited to the Portfolio's account and to the Millennium Portfolio's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

                4.1 The Performance Funds, on its own and on behalf of the Portfolio, and the Millennium Funds on its own and on behalf of the Millennium Portfolio each represents and warrants to the Touchstone Strategic Trust and the Acquiring Fund as follows:

                 (a) The Performance Funds and the Millennium Funds are each a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware;

                 (b) The Performance Funds and the Millennium Funds are each a registered investment company classified as a management company of the open-end type, and their registrations with the Securities and Exchange Commission (the "Commission"), as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of their shares, under the Securities Act of 1933, as amended (the "1933 Act") are in full force and effect;

                 (c) Neither the Performance Funds nor the Portfolio nor the Millennium Funds nor the Millennium Portfolio is in, and the execution, delivery and performance of this Agreement will not result in, a material violation of the Performance Funds' or the Millennium Funds' Declarations of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Performance Funds or the Portfolio or the Millennium Funds or the Millennium Portfolio is a party or by which any of them are bound;

                 (d) Neither the Performance Funds nor the Portfolio nor the Millennium Funds nor the Millennium Portfolio has any material contracts or other commitments (other than this Agreement) which will be terminated with liability to them prior to the Closing Date;

                 (e) Except as otherwise disclosed in writing to and accepted by the Touchstone Strategic Trust or the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to their knowledge threatened against the Performance Funds or the Portfolio or the Millennium Funds or the Millennium Portfolio or any of their properties or assets which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. Neither the Portfolio or the Millennium Portfolio knows of any facts which might form the basis for the institution of such proceedings and neither the Portfolio nor the Millennium Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business or the ability of the Portfolio or the Millennium Portfolio to consummate the transactions herein contemplated;

                 (f) The Statement of Assets and Liabilities of the Portfolio and the Statement of Assets and Liabilities of the Millennium Portfolio each at December 31, 2002 have been audited by Tait, Weller & Baker, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial conditions of the Portfolio and of the Millennium Portfolio as of such date, and there are no contingent liabilities of the Portfolio or of the Millennium Portfolio as of such date not disclosed therein;

                 (g) Since December 31, 2002, there have not been any material adverse changes in the Portfolio's or in the Millennium Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Portfolio or by the Millennium Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph
          (g), a decline in net asset value per share of the Portfolio or of the Millennium Portfolio, the discharge of Portfolio or of the Millennium Portfolio liabilities, or the redemption of Portfolio or Millennium Portfolio shares by Portfolio or Millennium Portfolio Shareholders shall not constitute a material adverse change;

                 (h) At the Closing Date, all material Federal and other tax returns and reports of the Millennium Portfolio and the Portfolio required by law to have been filed by such date or due after request for extension, if any, shall have been filed and are or will be correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Millennium Portfolio and the Portfolio, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (i) For each taxable year of its operation, the Portfolio and the Millennium Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and each has elected to be treated as such;

                 (j) All issued and outstanding shares of the Portfolio and of the Millennium Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Portfolio and by the Millennium Portfolio. All of the issued and outstanding shares of the Portfolio and of the Millennium Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Portfolio and on behalf of the Millennium Portfolio as provided in paragraph 3.3. Neither the Portfolio nor the Millennium Portfolio have outstanding any options, warrants or other rights to subscribe for or to purchase any of their shares, nor is there outstanding any security convertible into any of their shares;

                 (k) At the Closing Date, both the Portfolio and the Millennium Portfolio will each have good and marketable title to their assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to any restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

                 (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Performance Funds' and the Millennium Funds' Trustees and, subject to the approval of the Portfolio's Shareholders and of the Millennium Portfolio's Shareholders, this Agreement will constitute a valid and binding obligation of the Performance Funds and of the Portfolio and of the Millennium Funds and of the Millennium Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                 (m) The information to be furnished by the Performance Funds and the Portfolio and by the Millennium Funds and the Millennium Portfolio for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

                 (n) The proxy statements of the Performance Funds and of the Millennium Funds (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6 (other than information therein that relates to the Touchstone Strategic Trust and the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                4.2 Touchstone Strategic Trust, on its own behalf and on behalf of the Acquiring Fund, represents and warrants to the Performance Funds and the Portfolio and to the Millennium Funds and the Millennium Portfolio as follows:

                 (a) Touchstone Strategic Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts;

                 (b) Touchstone Strategic Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission, as an investment company under the 1940 Act, and the registration of its shares, under the 1933 Act, are in full force and effect;

                 (c) The current prospectus and statement of additional information of Touchstone Strategic Trust conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                 (d) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets;

                 (e) Neither Touchstone Strategic Trust nor the Acquiring Fund is in, and the execution, delivery and performance of this Agreement will not result in, a material violation of Touchstone Strategic Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Touchstone Strategic Trust or the Acquiring Fund is a party or by which Touchstone Strategic Trust or the Acquiring Fund are bound;

                 (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Touchstone Strategic Trust or the Acquiring Fund or any of their properties or assets, except as previously disclosed in writing to the Portfolio or the Millennium Portfolio. Neither Touchstone Strategic Trust nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and neither Touchstone Strategic Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business or the ability of Touchstone Strategic Trust or the Acquiring Fund to consummate the transactions contemplated herein;

                 (g) The Statement of Assets and Liabilities of the Acquiring Fund at March 31, 2003, audited by Ernst & Young LLP, independent auditors, and a copy of which has been furnished to the Portfolio and to the Millennium Portfolio, fairly and accurately reflects the financial condition of the Acquiring Fund as of such date in accordance with generally accepted accounting principles consistently applied;

                 (h) Since March 31, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund shares, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund shares by Acquiring Fund Shareholders, shall not constitute a material adverse change;

                 (i) At the Closing Date all material Federal and other tax returns and reports of Touchstone Strategic Trust and the Acquiring Fund required by law to have been filed by such date or due after request for extension, if any, shall have been filed and are or will be correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best knowledge of Touchstone Strategic Trust and the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such;

                 (k) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or to purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

                 (l) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Touchstone Strategic Trust and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles;

                 (m) The Acquiring Fund Shares to be issued and delivered (transferred on the Acquiring Fund's books) to the Portfolio and to the Millennium Portfolio for the accounts of the Portfolio Shareholders and for the accounts of the Millennium Portfolio Shareholders, pursuant to the terms of this Agreement, will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

                 (n) The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

                 (o) The Proxy Statement to be included in the Registration Statement (only insofar as it relates to Touchstone Strategic Trust and the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statement therein, in light of the circumstances under which such statements were made, not materially misleading; and

                 (p) Touchstone Strategic Trust and the Acquiring Fund each agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue their operations after the Closing Date.

5. COVENANTS OF THE ACQUIRING FUND, THE PORTFOLIO AND THE MILLENNIUM PORTFOLIO

    The following covenants of the Acquiring Fund and of the Portfolio and of the Millennium Portfolio, as applicable, are made respectively by Touchstone Strategic Trust and by the Performance Funds and by the Millennium Funds:

                5.1 The Acquiring Fund and the Portfolio and the Millennium Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable.

                5.2 The Portfolio and the Millennium Portfolio will each call a meeting of their Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

                5.3 The Portfolio and the Millennium Portfolio each covenant that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

                5.4 The Portfolio and the Millennium Portfolio will each assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the shares of the Portfolio and of the Millennium Portfolio.

                5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Portfolio and the Millennium Portfolio will each take, or cause to be taken, all actions and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                5.6 The Portfolio and the Millennium Portfolio will each provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Touchstone Strategic Trust (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, in connection with the meetings of the Portfolio Shareholders and the Millennium Portfolio Shareholders to consider approval of this Agreement and the transactions contemplated herein (the "Meeting").

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PERFORMANCE FUNDS AND THE PORTFOLIO AND THE MILLENNIUM FUNDS AND THE MILLENNIUM PORTFOLIO

    The obligations of the Performance Funds and the Portfolio and the Millennium Funds and the Millennium Portfolio to consummate the transactions provided for herein shall be subject, at their election, to the performance by Touchstone Strategic Trust and the Acquiring Fund of all the obligations to be performed by Touchstone Strategic Trust and the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

                6.1 All representations and warranties of Touchstone Strategic Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

                6.2 Touchstone Strategic Trust shall have delivered to the Performance Funds and to the Millennium Funds, on the Closing Date, a certificate executed in the name of Touchstone Strategic Trust by Touchstone Strategic Trust's President and Treasurer, in a form reasonably satisfactory to the Performance Funds and to the Millennium Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Touchstone Strategic Trust and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as these representations and warranties may be affected by the transactions contemplated by this Agreement and as to such other matters as Touchstone Strategic Trust shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF TOUCHSTONE STRATEGIC TRUST AND THE ACQUIRING FUND

    The obligations of Touchstone Strategic Trust and the Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Performance Funds and the Millennium Funds and the Portfolio and the Millennium Portfolio of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

                7.1 All representations and warranties of the Performance Funds and the Millennium Funds and the Portfolio and the Millennium Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as these representations and warranties may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

                7.2 The Performance Funds and the Millennium Funds shall each have delivered to Touchstone Strategic Trust statements of the Portfolio's and of the Millennium Portfolio's assets and liabilities, as of the Closing Date, each certified by the Treasurer of the Performance Funds and the Millennium Funds; and

                7.3 The Performance Funds and the Millennium Funds shall each have delivered to Touchstone Strategic Trust, on the Closing Date, certificates executed in their respective names and in the Portfolio's and Millennium Portfolio's names by the Performance Funds' President and Treasurer and by the Millennium Funds' President and Treasurer, in form and substance satisfactory to Touchstone Strategic Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Performance Funds and the Millennium Funds and the Portfolio and the Millennium Portfolio, with respect to the Performance Funds and the Millennium Funds and the Portfolio and the Millennium Portfolio made in this Agreement are true are correct at and as of the Closing Date, except as these representations and warranties may be affected by the transactions contemplated by this Agreement.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE PORTFOLIO AND THE MILLENNIUM PORTFOLIO

   If any of the conditions set forth below do not exist on or before the Closing Date, with respect to the Portfolio or the Millennium Portfolio or the Acquiring Fund, then the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

                8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Portfolio and of the Millennium Portfolio in accordance with the provisions of each of the Performance Funds' and the Millennium Funds' Declaration of Trust and By-Laws and copies of the resolutions evidencing such approvals shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither Touchstone Strategic Trust nor the Acquiring Fund nor the Performance Funds nor the Portfolio nor the Millennium Funds nor the Millennium Portfolio may waive the conditions set forth in this paragraph 8.1;

                8.2 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Touchstone Strategic Trust or the Performance Funds or the Millennium Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Touchstone Strategic Trust or the Acquiring Fund or the Performance Funds or the Millennium Funds or the Portfolio or the Millennium Portfolio, provided that any party hereto may, for itself, waive any of such conditions;

                8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued; and

                8.4 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

                8.5 The Company and the Trust shall have received a favorable opinion of Sullivan & Worcester LLP substantially to the effect that, for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(D) of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
          Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Selling Fund Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such Selling Fund Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

                8.6 The Acquiring Fund shall have received from Ernst & Young LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

          In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from Ernst & Young LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent in the valuation practices of the Acquiring Fund.

                8.7 The Selling Fund shall have received from Tait Weller & Baker LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                8.8 The change of the Acquiring Fund from a diversified series of the Trust to a non-diversified series of the Trust upon completion of the Reorganization shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquiring Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and Bylaws.

9. BROKERAGE FEES AND EXPENSES

                9.1 Touchstone Strategic Trust and the Performance Funds and the Millennium Funds each represents and warrants to the others that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

                9.2 Navellier Management Inc. will bear the aggregate expenses and costs of its solicitation of this Proxy Solicitation regarding the Reorganization.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

                10.1 Touchstone Strategic Trust and the Performance Funds and the Millennium Funds agree that no party to this Agreement has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

                10.2 The representations, warranties and covenants contained in this Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

    This Agreement and the transactions contemplated hereby may be terminated and abandoned by any party by resolution of the party's Board of Trustees or Board of Trustees and resolution passed by the requisite number of Shareholders of that party at any time prior to the Closing Date if circumstances should develop that make proceeding with the Agreement inadvisable.

12. WAIVER

    Touchstone Strategic Trust and the Performance Funds and the Millennium Funds, by mutual consent of their respective Boards of Trustees, may waive in writing any condition to their respective obligations hereunder, except as provided herein.

13. AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Touchstone Strategic Trust and the Performance Funds and the Millennium Funds; provided, however, that following the meetings of the Portfolio Shareholders and of the Millennium Portfolio Shareholders called pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Portfolio Shareholders or to the Millennium Portfolio Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

14. NOTICES

    Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Touchstone Strategic Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or to the Performance Funds or the Millennium Funds at One East Liberty Street, Third Floor, Reno, Nevada 89501.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

                15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

                15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                15.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

                15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or to give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                15.5 It is expressly agreed that the obligations of the Performance Funds and of the Millennium Funds and of the Portfolio and of the Millennium Portfolio hereunder shall not be binding upon any of the Trustees, Shareholders, nominees, officers, agents or employees of the Performance Funds and of the Millennium Funds personally, but shall bind only the Trust property of the Performance Funds and the Millennium Funds and the Portfolio and the Millennium Portfolio, as provided in the Declarations of Trust of the Performance Funds and of the Millennium Funds. The execution and delivery by such officers of the Performance Funds and of the Millennium Funds shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Performance Funds and of the Millennium Funds and the Portfolio and the Millennium Portfolio as provided in the Declarations of Trust of the Performance Funds and of the Millennium Funds.

                15.6 It is expressly agreed that the obligations of the Touchstone Strategic Trust and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, Shareholders, nominees, officers, agents or employees of Touchstone Strategic Trust personally, but shall bind only the trust property of the Touchstone Strategic Trust and the Acquiring Fund, as provided in Touchstone Strategic Trust's Declaration of Trust. The execution and delivery by such officers of Touchstone Strategic Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Touchstone Strategic Trust and the Acquiring Fund, as provided in the Touchstone Strategic Trust's Declaration of Trust.



IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and attested by its Secretary.

Attest:                        TOUCHSTONE STRATEGIC TRUST

By:                            By:
      -------------------------      -------------------------
              Secretary                      President


Attest:                        THE NAVELLIER MILLENNIUM FUNDS

By:                            By:
      -------------------------      -------------------------
              Secretary                      President

Attest:                        THE NAVELLIER PERFORMANCE FUNDS

BY:                            By:
      -------------------------      -------------------------
              Secretary                      President





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

                                   APPENDIX B

INVESTMENT ADVISORY AGREEMENT

TOUCHSTONE STRATEGIC TRUST

     INVESTMENT ADVISORY AGREEMENT, dated as of May 1, 2000, amended December 31, 2002, by and between TOUCHSTONE ADVISORS, INC., an Ohio corporation (the "Advisor"), and TOUCHSTONE STRATEGIC TRUST, a Massachusetts business trust created pursuant to an Agreement and Declaration of Trust dated November 18, 1982, as amended from time to time (the "Trust").

     WHEREAS, the Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"); and

     WHEREAS, shares of beneficial interest in the Trust are divided into separate series (each, along with any series which may in the future be established, a "Fund"); and

     WHEREAS, the Trust desires to avail itself of the services, information, advice, assistance and facilities of an investment advisor and to have an investment advisor perform for it various investment advisory and research services and other management services; and

     WHEREAS, the Advisor is an investment advisor registered under the Investment Advisers Act of 1940, as amended, and desires to provide investment advisory services to the Trust;

     NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

         1. EMPLOYMENT OF THE ADVISOR. The Trust hereby employs the Advisor to manage the investment and reinvestment of the assets of each Fund subject to the control and direction of the Trust's Board of Trustees, for the period on the terms hereinafter set forth. The Advisor hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Advisor shall for all purposes herein be deemed to be independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

          2. OBLIGATIONS OF AND SERVICES TO BE PROVIDED BY THE ADVISOR. In providing the services and assuming the obligations set forth herein, the Advisor may, at its expense, employ one or more sub-advisors for any Fund. Any agreement between the Advisor and a sub-advisor shall be subject to the renewal, termination and amendment provisions of paragraph 10 hereof. The Advisor undertakes to provide the following services and to assume the following obligations:

                  a) The Advisor will manage the investment and reinvestment of the assets of each Fund, subject to and in accordance with the respective investment objectives and policies of each Fund and any directions which the Trust's Board of Trustees may issue from time to time. In pursuance of the foregoing, the Advisor may engage separate investment advisors ("Sub-Advisor(s)") to make all determinations with respect to the investment of the assets of each Fund, to effect the purchase and sale of portfolio securities and to take such steps as may be necessary to implement the same. Such determination and services by each Sub-Advisor shall also include determining the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the portfolio securities shall be exercised. The Advisor shall, and shall cause each Sub-Advisor to, render regular reports to the Trust's Board of Trustees concerning the Trust's and each Fund's investment activities.

                  b) The Advisor shall, or shall cause the respective Sub-Advisor(s) to place orders for the execution of all portfolio transactions, in the name of the respective Fund and in accordance with the policies with respect thereto set forth in the Trust's registration statements under the 1940 Act and the Securities Act of 1933, as such registration statements may be amended from time to time. In connection with the placement of orders for the execution of portfolio transactions, the Advisor shall create and maintain (or cause the Sub-Advisors to create and maintain) all necessary brokerage records for each Fund, which records shall comply with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission (the "SEC"), the Trust or any person retained by the Trust. Where applicable, such records shall be maintained by the Advisor (or Sub-Advisor) for the periods and in the places required by Rule 31a-2 under the 1940 Act.

                  c) In the event of any reorganization or other change in the Advisor, its investment principals, supervisors or members of its investment (or comparable) committee, the Advisor shall give the Trust's Board of Trustees written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

                  d) The Advisor shall bear its expenses of providing services to the Trust pursuant to this Agreement except such expenses as are undertaken by the Trust. In addition, the Advisor shall pay the salaries and fees, if any, of all Trustees, officers and employees of the Trust who are affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of the Advisor.

                  e) The Advisor will manage, or will cause the Sub-Advisors to manage, the Fund assets and the investment and reinvestment of such assets so as to comply with the provisions of the 1940 Act and with Subchapter M of the Internal Revenue Code of 1986, as amended.

  3. EXPENSES. The Trust shall pay the expenses of its operation, including but not limited to (i) charges and expenses for Trust accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of the Trust's auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes, chargeable to the Trust in connection with securities transactions to which the Trust is a party; (v) insurance premiums, interest charges, dues and fees for Trust membership in trade associations and all taxes and fees payable by the Trust to federal, state or other governmental agencies;
(vi) fees and expenses involved in registering and maintaining registrations of the Trust and/or shares of the Trust with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any.

  4.  COMPENSATION OF THE ADVISOR.

                  a) As compensation for the services rendered and obligations assumed hereunder by the Advisor, the Trust shall pay to the Advisor monthly a fee that is equal on an annual basis to that percentage of the average daily net assets of each Fund set forth on Schedule 1 attached hereto (and with respect to any future Fund, such percentage as the Trust and the Advisor may agree to from time to time). Such fee shall be computed and accrued daily. If the Advisor serves as investment advisor for less than the whole of any period specified in this Section 4a, the compensation to the Advisor shall be prorated. For purposes of calculating the Advisor's fee, the daily value of each Fund's net assets shall be computed by the same method as the Trust uses to compute the net asset value of that Fund.

                  b) The Advisor will pay all fees owing to each Sub-Advisor, and the Trust shall not be obligated to the Sub-Advisors in any manner with respect to the compensation of such Sub-Advisors.

                  c) The Advisor reserves the right to waive all or a part of its fee.

  5. ACTIVITIES OF THE ADVISOR. The services of the Advisor to the Trust hereunder are not to be deemed exclusive, and the Advisor shall be free to render similar services to others. It is understood that the Trustees and officers of the Trust are or may become interested in the Advisor as stockholders, officers or otherwise, and that stockholders and officers of the Advisor are or may become similarly interested in the Trust, and that the Advisor may become interested in the Trust as a shareholder or otherwise.

  6. USE OF NAMES. The Trust will not use the name of the Advisor in any prospectus, sales literature or other material relating to the Trust in any manner not approved prior thereto by the Advisor; except that the Trust may use such name in any document which merely refers in accurate terms to its appointment hereunder or in any situation which is required by the SEC or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld. The Advisor will not use the name of the Trust in any material relating to the Advisor in any manner not approved prior thereto by the Trust; except that the Advisor may use such name in any document which merely refers in accurate terms to the appointment of the Advisor hereunder or in any situation which is required by the SEC or a state securities commission. In all other cases, the parties may use such names to the extent that the use is approved by the party named, it being agreed that in no event shall such approval be unreasonably withheld.

                  The Trustees of the Trust acknowledge that the Advisor has reserved for itself the rights to the name "Touchstone Strategic Trust" (or any similar names) and that use by the Trust of such name shall continue only with the continuing consent of the Advisor, which consent may be withdrawn at any time, effective immediately, upon written notice thereof to the Trust.

  7.  LIMITATION OF LIABILITY OF THE ADVISOR.

                  a) Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Advisor, the Advisor shall not be subject to liability to the Trust or to any shareholder in any Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. As used in this Section 7, the term "Advisor" shall include Touchstone Advisors, Inc. and/or any of its affiliates and the directors, officers and employees of Touchstone Advisors, Inc. and/or any of its affiliates.

                  b) The Trust will indemnify the Advisor against, and hold it harmless from, any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from acts or omissions of the Trust. Indemnification shall be made only after: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Trust was liable for the damages claimed or (ii) in the absence of such a decision, a reasonable determination based upon a review of the facts, that the Trust was liable for the damages claimed, which determination shall be made by either (a) the vote of a majority of a quorum of Trustees of the Trust who are neither "interested persons" of the Trust nor parties to the proceeding ("disinterested non-party Trustees") or (b) an independent legal counsel satisfactory to the parties hereto, whose determination shall be set forth in a written opinion. The Advisor shall be entitled to advances from the Trust for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification in the manner and to the fullest extent that would be permissible under the applicable provisions of the General Corporation Law of Ohio. The Advisor shall provide to the Trust a written affirmation of its good faith belief that the standard of conduct necessary for indemnification under such law has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (i) the Advisor shall provide security in form and amount acceptable to the Trust for its undertaking; (ii) the Trust is insured against losses arising by reason of the advance; or (iii) a majority of a quorum of the Trustees of the Trust, the members of which majority are disinterested non-party Trustees, or independent legal counsel in a written opinion, shall have determined, based on a review of facts readily available to the Trust at the time the advance is proposed to be made, that there is reason to believe that the Advisor will ultimately be found to be entitled to indemnification.

  8. LIMITATION OF TRUST'S LIABILITY. The Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Declaration of Trust. The Advisor agrees that the Trust's obligations hereunder in any case shall be limited to the Trust and to its assets and that the Advisor shall not seek satisfaction of any such obligation from the holders of the shares of any Fund nor from any Trustee, officer, employee or agent of the Trust.

  9. FORCE MAJEURE. The Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply. In the event of equipment breakdowns beyond its control, the Advisor shall take reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

  10. RENEWAL, TERMINATION AND AMENDMENT.

                  a) This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, for a period of one year from the date hereof and it shall continue indefinitely thereafter as to each Fund, provided that such continuance is specifically approved by the parties hereto and, in addition, at least annually by (i) the vote of holders of a majority of the outstanding voting securities of the affected Fund or by vote of a majority of the Trust's Board of Trustees and (ii) by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of the Advisor, cast in person at a meeting called for the purpose of voting on such approval.

                  b) This Agreement may be terminated at any time, with respect to any Fund(s), without payment of any penalty, by the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the affected Fund(s) upon 60 days' prior written notice to the Advisor and by the Advisor upon 60 days' prior written notice to the Trust.

                  c) This Agreement may be amended at any time by the parties hereto, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of any Fund affected by such change. This Agreement shall terminate automatically in the event of its assignment.

                  d) The terms "assignment," "interested persons" and "majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act.

  11. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

  12. MISCELLANEOUS. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

    IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, thereunto duly authorized, all as of the day and year first above written. Pursuant to the Trust's Agreement and Declaration of Trust, dated as of November 18, 1982, the obligations of this Agreement are not binding upon any of the Trustees or shareholders of the Trust individually, but bind only the Trust estate.

             TOUCHSTONE STRATEGIC TRUST


             By:
                 -----------------------
                 Patrick T. Bannigan
                 President


             TOUCHSTONE ADVISORS, INC.


             By:
                 -----------------------
                 Michael S. Spangler
                 Vice President

SCHEDULE 1


LARGE CAP GROWTH FUND

The Fund pays the Advisor a fee equal to the annual rate of 0.75% on the first $200 million of average daily net assets; 0.70% of the next $300 million of average daily net assets; and 0.50% of such assets in excess of $500 million.

GROWTH OPPORTUNITIES FUND

The Fund pays the Advisor a fee equal to the annual rate of 1.00% on the first $50 million of average daily net assets; 0.90% of the next $50 million of average daily net assets; 0.80% of the next $100 million of average daily net assets; and 0.75% of such assets in excess of $200 million.


International Equity Fund

The Fund pays the Advisor a fee equal to the annual rate of 0.95% on the first $100 million of average daily net assets; 0.90% of the next $100 million of average daily net assets; 0.85% of the next $100 million of average daily net assets; and 0.80% of such assets in excess of $300 million.


Emerging Growth Fund

The Fund pays the Advisor a fee equal to the annual rate of 0.80% of average daily net assets.


Enhanced 30 Fund

The Fund pays the Advisor a fee equal to the annual rate of 0.65% on the first $100 million of average daily net assets; 0.60% of the next $100 million of average daily net assets; 0.55% of the next $100 million of average daily net assets; and 0.50% of such assets in excess of $300 million.


Value Plus Fund

The Fund pays the Advisor a fee equal to the annual rate of 0.75% on the first $100 million of average daily net assets; 0.70% of the next $100 million of average daily net assets; 0.65% of the next $100 million of average daily net assets; and 0.60% of such assets in excess of $300 million.

Small Cap Growth Fund

The Fund pays the Advisor a fee equal to the annual rate of 1.25% of average daily net assets.

                                   APPENDIX C

                             SUB-ADVISORY AGREEMENT

                                   GROWTH FUND
                           TOUCHSTONE STRATEGIC TRUST


  This SUB-ADVISORY AGREEMENT is made as of ___________, 2003 by and between TOUCHSTONE ADVISORS, INC., an Ohio corporation (the "Advisor"), and NAVELLIER MANAGEMENT, INC., a Delaware corporation (the "Sub-Advisor").

  WHEREAS, the Advisor is an investment advisor registered under the Investment Advisers Act of 1940, as amended, and has been retained by Touchstone Strategic Trust (the "Trust"), a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust dated November 18, 1982 and registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"), to provide investment advisory services to the Growth Fund (the "Fund"); and

  WHEREAS, the Sub-Advisor also is an investment advisor registered under the Investment Advisers Act of 1940, as amended; and

  WHEREAS, the Advisor desires to retain the Sub-Advisor to furnish it with portfolio management services in connection with the Advisor's investment advisory activities on behalf of the Fund, and the Sub-Advisor is willing to furnish such services to the Advisor and the Fund;

  NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

  1. EMPLOYMENT OF THE SUB-ADVISOR. In accordance with and subject to the Investment Advisory Agreement between the Trust and the Advisor, attached hereto as Exhibit A (the "Advisory Agreement"), the Advisor hereby appoints the Sub-Advisor to manage the investment and reinvestment of those assets of the Fund allocated to the Sub-Advisor by the Advisor (the "Fund Assets"), subject to the control and direction of the Advisor and the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-Advisor hereby accepts such employment and agrees during such period to render the services and to perform the duties called for by this Agreement for the compensation herein provided. The Sub-Advisor shall at all times maintain its registration as an investment advisor under the Investment Advisers Act of 1940 and shall otherwise comply in all material respects with all applicable laws and regulations, both state and federal. The Sub-Advisor shall for all purposes herein be deemed an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust or the Fund.

  2. DUTIES OF THE SUB-ADVISOR. The Sub-Advisor will provide the following services and undertake the following duties:

                  a. The Sub-Advisor will manage the investment and reinvestment of the assets of the Fund, subject to and in accordance with the investment objectives, policies and restrictions of the Fund and any directions which the Advisor or the Trust's Board of Trustees may give from time to time with respect to the Fund. In furtherance of the foregoing, the Sub-Advisor will make all determinations with respect to the investment of the assets of the Fund and the purchase and sale of portfolio securities and shall take such steps as may be necessary or advisable to implement the same. The Sub-Advisor also will determine the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the portfolio securities will be exercised. The Sub-Advisor will render regular reports to the Trust's Board of Trustees and to the Advisor (or such other advisor or advisors as the Advisor shall engage to assist it in the evaluation of the performance and activities of the Sub-Advisor). Such reports shall be made in such form and manner and with respect to such matters regarding the Fund and the Sub-Advisor as the Trust or the Advisor shall from time to time request.

                  b. The Sub-Advisor shall provide support to the Advisor with respect to the marketing of the Fund, including but not limited to: (i) permission to use the Sub-Advisor's name as provided in Section 5, (ii) permission to use the past performance and investment history of the Sub-Advisor as the same is applicable to the Fund, (iii) access to the individual(s) responsible for day-to-day management of the Fund for marketing conferences, teleconferences and other activities involving the promotion of the Fund, subject to the reasonable request of the Advisor, (iv) permission to use biographical and historical data of the Sub-Advisor and individual manager(s), and (v) permission to use the names of clients to which the Sub-Advisor provides investment management services, subject to any restrictions imposed by clients on the use of such names.

                  c. The Sub-Advisor will, in the name of the Fund, place orders for the execution of all portfolio transactions in accordance with the policies with respect thereto set forth in the Trust's registration statements under the 1940 Act and the Securities Act of 1933, as such registration statements may be in effect from time to time. In connection with the placement of orders for the execution of portfolio transactions, the Sub-Advisor will create and maintain all necessary brokerage records of the Fund in accordance with all applicable laws, rules and regulations, including but not limited to records required by
         Section 31(a) of the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission (the "SEC"), the Trust or any person retained by the Trust. Where applicable, such records shall be maintained by the Advisor for the periods and in the places required by Rule 31a-2 under the 1940 Act. When placing orders with brokers and dealers, the Sub-Advisor's primary objective shall be to obtain the most favorable price and execution available for the Fund, and in placing such orders the Sub-Advisor may consider a number of factors, including, without limitation, the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution, the Sub-Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. The Sub-Advisor is specifically authorized, to the extent authorized by law (including, without limitation, Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act")), to pay a broker or dealer who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services. The Sub-Advisor will present a written report to the Board of Trustees of the Trust, at least quarterly, indicating total brokerage expenses, actual or imputed, as well as the services obtained in consideration for such expenses, broken down by broker-dealer and containing such information as the Board of Trustees reasonably shall request.

                  d. In the event of any reorganization or other change in the Sub-Advisor, its investment principals, supervisors or members of its investment (or comparable) committee, the Sub-Advisor shall give the Advisor and the Trust's Board of Trustees written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

                  e. The Sub-Advisor will bear its expenses of providing services to the Fund pursuant to this Agreement except such expenses as are undertaken by the Advisor or the Trust.

                  f. The Sub-Advisor will manage the Fund assets and the investment and reinvestment of such assets so as to comply with the provisions of the 1940 Act and with Subchapter M of the Internal Revenue Code of 1986, as amended.

  3.  COMPENSATION OF THE SUB-ADVISOR.

                  a. As compensation for the services to be rendered and duties undertaken hereunder by the Sub-Advisor, the Advisor will pay to the Sub-Advisor a monthly fee equal on an annual basis to 0.45% of the average daily net assets of the Fund. Such fee shall be computed and accrued daily. If the Sub-Advisor serves in such capacity for less than the whole of any period specified in this Section 3a, the compensation to the Sub-Advisor shall be prorated. For purposes of calculating the Sub-Advisor's fee, the daily value of the Fund's net assets shall be computed by the same method as the Trust uses to compute the net asset value of the Fund for purposes of purchases and redemptions of shares thereof.

                  b. The Sub-Advisor reserves the right to waive all or a part of its fees hereunder.

  4. ACTIVITIES OF THE SUB-ADVISOR. It is understood that the Sub-Advisor may perform investment advisory services for various other clients, including other investment companies. The Sub-Advisor will report to the Board of Trustees of the Trust (at regular quarterly meetings and at such other times as such Board of Trustees reasonably shall request) (i) the financial condition and prospects of the Sub-Advisor, (ii) the nature and amount of transactions affecting the Fund that involve the Sub-Advisor and affiliates of the Sub-Advisor, (iii) information regarding any potential conflicts of interest arising by reason of its continuing provision of advisory services to the Fund and to its other accounts, and (iv) such other information as the Board of Trustees shall reasonably request regarding the Fund, the Fund's performance, the services provided by the Sub-Advisor to the Fund as compared to its other accounts and the plans of, and the capability of, the Sub-Advisor with respect to providing future services to the Fund and its other accounts. At least annually, the Sub-Advisor shall report to the Trustees the total number and type of such other accounts and the approximate total asset value thereof (but not the identities of the beneficial owners of such accounts). The Sub-Advisor agrees to submit to the Trust a statement defining its policies with respect to the allocation of business among the Fund and its other clients.

  It is understood that the Sub-Advisor may become interested in the Trust as a shareholder or otherwise.

  The Sub-Advisor has supplied to the Advisor and the Trust copies of its Form ADV with all exhibits and attachments thereto (including the Sub-Advisor's statement of financial condition) and will hereafter supply to the Advisor, promptly upon the preparation thereof, copies of all amendments or restatements of such document.

  5. USE OF NAMES. Neither the Advisor nor the Trust shall use the name of the Sub-Advisor in any prospectus, sales literature or other material relating to the Advisor or the Trust in any manner not approved in advance by the Sub-Advisor; provided, however, that the Sub-Advisor will approve all uses of its name which merely refer in accurate terms to its appointment hereunder or which are required by the SEC or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld. The Sub-Advisor shall not use the name of the Advisor or the Trust in any material relating to the Sub-Advisor in any manner not approved in advance by the Advisor or the Trust, as the case may be; provided, however, that the Advisor and the Trust shall each approve all uses of their respective names which merely refer in accurate terms to the appointment of the Sub-Advisor hereunder or which are required by the SEC or a state securities commission; and, provided further, that in no event shall such approval be unreasonably withheld.

  6. LIMITATION OF LIABILITY OF THE SUB-ADVISOR. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Sub-Advisor, the Sub-Advisor shall not be subject to liability to the Advisor, the Trust or to any shareholder in the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. As used in this Section 6, the term "Sub-Advisor" shall include the Sub-Advisor and/or any of its affiliates and the directors, officers and employees of the Sub-Advisor and/or any of its affiliates.

  7. LIMITATION OF TRUST'S LIABILITY. The Sub-Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Declaration of Trust. The Sub-Advisor agrees that (i) the Trust's obligations to the Sub-Advisor under this Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the assets of the Fund and
(ii) the Sub-Advisor shall not seek satisfaction of any such obligation from the holders of shares of the Fund nor from any Trustee, officer, employee or agent of the Trust.

  8. FORCE MAJEURE. The Sub-Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply. In the event of equipment breakdowns beyond its control, the Sub-Advisor shall take reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

  9.  RENEWAL, TERMINATION AND AMENDMENT.

                  a. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided for a period of two years from the date hereof and it shall continue thereafter provided that such continuance is specifically approved by the parties and, in addition, at least annually by (i) the vote of the holders of a majority of the outstanding voting securities (as herein defined) of the Fund or by vote of a majority of the Trust's Board of Trustees and (ii) by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of either the Advisor or the Sub-Advisor, cast in person at a meeting called for the purpose of voting on such approval.

                  b. This Agreement may be terminated at any time, without payment of any penalty, (i) by the Advisor, by the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund, in any such case upon not less than 60 days' prior written notice to the Sub-Advisor and (ii) by the Sub-Advisor upon not less than 60 days' prior written notice to the Advisor and the Trust. This Agreement shall terminate automatically in the event of its assignment.

                  c. This Agreement may be amended at any time by the parties hereto, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Fund affected by such change.

                  d. The terms "assignment," "interested persons" and "majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act.

  10. SEVERABILITY. If any provision of this Agreement shall become or shall be found to be invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

  11. NOTICE. Any notices under this Agreement shall be in writing addressed and delivered personally (or by telecopy) or mailed postage-paid, to the other party at such address as such other party may designate in accordance with this paragraph for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor for this purpose shall be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 and that the address of the Sub-Advisor shall be One East Liberty, Third Floor, Reno, Nevada 89501.

  12. MISCELLANEOUS. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, thereunto duly authorized, all as of the day and year first above written.


                                        TOUCHSTONE ADVISORS, INC.


                                        By:
                                            ------------------------------------
                                        Name:  Patrick Bannigan
                                        Title: President


                                        NAVELLIER MANAGEMENT, INC.

                                        By:
                                            ------------------------------------
                                        Name: Louis G. Navellier
                                        Title: President

                                   APPENDIX D

                              PLAN OF DISTRIBUTION
                           PURSUANT TO RULE 12b-1 FOR
                     CLASS A SHARES OF MULTIPLE CLASS SERIES
                         AND FOR SINGLE CLASS SERIES OF
                           COUNTRYWIDE STRATEGIC TRUST

  WHEREAS, Countrywide Strategic Trust (the "Trust"), an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts, is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"); and

  WHEREAS, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value (the "Shares"), which are divided into separate Series of Shares; and

  WHEREAS, the Trust issues shares of certain Series in Sub-Series (one of which may be designated as Class A Shares), whereas other Series will operate with a single class of Shares, which Shares will be considered for purposes of this Plan as Class A Shares; and

  WHEREAS, the Trustees of the Trust as a whole, and the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or in any agreement relating hereto (the "Rule 12b-1 Trustees"), having determined, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that this Plan will benefit each Series and the holders of its Class A Shares, have approved this Plan by votes cast in person at a meeting called for the purpose of voting hereon and on any agreements related hereto;

  NOW, THEREFORE, the current Rule 12b-1 distribution plan of each Series is hereby amended as it pertains to the Class A Shares of each Series in accordance with Rule 12b-1 under the 1940 Act, on the following terms and conditions:

  1. Distribution Activities. Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities related to the distribution of Class A Shares, which activities may include, but are not limited to, the following: (a) maintenance fees or other payments to the Trust's principal underwriter and to securities dealers and others who are engaged in the sale of Class A Shares and who may be advising shareholders of the Trust regarding the purchase, sale or retention of Class A Shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Class A Shares or who render shareholder support services not otherwise provided by the

Trust's transfer agent, including, but not limited to, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) formulating and implementing of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparing, printing and distributing sales literature; (e) preparing, printing and distributing prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; and (f) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Class A Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

  2. Maximum Expenditures. The expenditures to be made pursuant to this Plan and the basis upon which payment of such expenditures will be made shall be determined by the Trustees of the Trust, but in no event may such expenditures exceed in any fiscal year an amount calculated at the rate of .25% of the average daily net asset value of the Class A Shares of any Series of the Trust. Such payments for distribution activities may be made directly by the Class A Shares or the Trust's investment adviser or principal underwriter may incur such expenses and obtain reimbursement from the Class A Shares.

  3. Term and Termination. This Plan shall become effective on the date hereof. Unless terminated as herein provided, this Plan shall continue in effect for one year from the date hereof and shall continue in effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved by votes of a majority of both (i) the Trustees of the Trust and (ii) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. This Plan may be terminated with respect to any Series at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority (as defined in the 1940 Act) of the outstanding Class A Shares of such Series of the Trust. In the event this Plan is terminated by any Series in accordance with its terms, the obligations of the Class A Shares of such Series to make payments to the Trust's principal underwriter pursuant to this Plan will cease and such Series will not be required to make any payments for expenses incurred after the date of termination.

  4. Amendments. This Plan may not be amended with respect to any Series to increase materially the amount of expenditures provided for in Section 2 hereof unless such amendment is approved by a vote of the majority (as defined in the 1940 Act) of the outstanding Class A Shares of such Series, and no material amendment to this Plan shall be made unless approved in the manner provided for annual renewal of this Plan in Section 3 hereof.

  5. Selection and Nomination of Trustees. While this Plan is in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not interested persons of the Trust.

  6. Quarterly Reports. The Treasurer of the Trust and the principal underwriter shall provide to the Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and any related agreement, the purposes for which such expenditures were made and the allocation of such expenditures as provided for in Section 7.

  7. Allocating Expenditures Between Classes. Only distribution expenditures properly attributable to the sale of a particular class of Shares may be used to support the distribution fee charged to shareholders of such class of Shares. Distribution expenses attributable to the sale of more than one class of Shares of a Series will be allocated at least annually to each class of Shares based upon the ratio in which the sales of each class of Shares bears to the sales of all the Shares of such Series. For this purpose, Shares issued upon reinvestment of dividends or distributions will not be considered sales.

  8. Recordkeeping. The Trust shall preserve copies of this Plan and any related agreement and all reports made pursuant to Section 6 hereof, for a period of not less than six years from the date of this Plan, the agreements or such reports, as the case may be, the first two years in an easily accessible place.

  9. Limitation of Liability. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Plan is executed on behalf of the Trustees of the Trust as trustees and not individually and that the obligations of this instrument are not binding upon the Trustees or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.





IN WITNESS WHEREOF, the Trust has caused this Plan to be executed as of the date set forth below.


Dated: October 29, 1999

Attest:


/s/ Tina D. Hosking             By: /s/ Robert H. Leshner
-------------------                 --------------------------
Secretary                           President

                              PLAN OF DISTRIBUTION
                           PURSUANT TO RULE 12b-1 FOR
                  CLASS B SHARES OF TOUCHSTONE STRATEGIC TRUST

  WHEREAS, Touchstone Strategic Trust (the "Trust"), an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts, is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"); and

  WHEREAS, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value (the "Shares"), which are divided into separate Series of Shares; and

  WHEREAS, the Trust issues shares of certain Series in Sub-Series (one of which may be designated as Class B Shares); and

  WHEREAS, the Trustees of the Trust as a whole, and the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or in any agreement relating hereto (the "Rule 12b-1 Trustees"), having determined, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that this Plan will benefit each Series and the holders of its Class B Shares, have approved this Plan by votes cast in person at a meeting called for the purpose of voting hereon and on any agreements related hereto;

  NOW, THEREFORE, the current Rule 12b-1 distribution plan of each Series is hereby amended as it pertains to the Class B Shares of each Series in accordance with Rule 12b-1 under the 1940 Act, on the following terms and conditions:

  1. Distribution Activities. Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities related to the distribution of Class B Shares, which activities may include, but are not limited to, the following: (a) maintenance fees or other payments to the Trust's principal underwriter and to securities dealers and others who are engaged in the sale of Class B Shares and who may be advising shareholders of the Trust regarding the purchase, sale or retention of Class B Shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Class B Shares or who render shareholder support services not otherwise provided by the Trust's transfer agent, including, but not limited to, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request;
(c) formulating and implementing of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparing, printing and distributing sales literature; (e) preparing, printing and distributing prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; and (f) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Class B Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

  2. Maximum Expenditures. The expenditures to be made pursuant to Section 1 and the basis upon which payment of such expenditures will be made shall be determined by the Trustees of the Trust, but in no event may such expenditures exceed in any fiscal year an amount calculated at the rate of .75% of the average daily net asset value of the Class B Shares of any Series of the Trust. Such payments for distribution activities may be made directly by the Class B Shares or the Trust's investment adviser or principal underwriter may incur such expenses and obtain reimbursement from the Class B Shares.

  3. Maintenance Fee. In addition to the payments of compensation provided for in Section 2 and in order to further enhance the distribution of its Class B Shares, the Trust shall pay the principal underwriter a maintenance fee, accrued daily and paid monthly, in an amount equal to an annual rate of .25% of the daily net assets of the Class B Shares of the Trust. When requested by and at the direction of the principal underwriter, the Trust shall pay a maintenance fee to dealers based on the amount of Class B Shares sold by such dealers and remaining outstanding for specified periods of time, if any, determined by the principal underwriter, in amounts up to .25% per annum of the average daily net assets of the Class B Shares of the Trust. Any maintenance fees paid to dealers shall reduce the maintenance fees otherwise payable to the principal underwriter.

  4. Term and Termination. This Plan shall become effective on the date hereof. Unless terminated as herein provided, this Plan shall continue in effect for one year from the date hereof and shall continue in effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved by votes of a majority of both (i) the Trustees of the Trust and (ii) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. This Plan may be terminated with respect to any Series at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority (as defined in the 1940 Act) of the outstanding Class B Shares of such Series of the Trust. In the event this Plan is terminated by any Series in accordance with its terms, the obligations of the Class B Shares of such Series to make payments to the Trust's principal underwriter pursuant to this Plan will cease and such Series will not be required to make any payments for expenses incurred after the date of termination.

  5. Amendments. This Plan may not be amended with respect to any Series to increase materially the amount of expenditures provided for in Sections 2 and 3 hereof unless such amendment is approved by a vote of the majority (as defined in the 1940 Act) of the outstanding Class B Shares of such Series, and no material amendment to this Plan shall be made unless approved in the manner provided for annual renewal of this Plan in Section 4 hereof.

  6. Selection and Nomination of Trustees. While this Plan is in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not interested persons of the Trust.

  7. Quarterly Reports. The principal underwriter and the Treasurer of the Trust shall provide to the Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and any related agreement, the purposes for which such expenditures were made and the allocation of such expenditures as provided for in Section 8.

  8. Allocating Expenditures Between Classes. Only distribution expenditures properly attributable to the sale of a particular class of Shares may be used to support the distribution fee charged to shareholders of such class of Shares. Distribution expenses attributable to the sale of more than one class of Shares of a Series will be allocated at least annually to each class of Shares based upon the ratio in which the sales of each class of Shares bears to the sales of all the Shares of such Series. For this purpose, Shares issued upon reinvestment of dividends or distributions will not be considered sales.

  9. Recordkeeping. The Trust shall preserve copies of this Plan and any related agreement and all reports made pursuant to Section 7 hereof, for a period of not less than six years from the date of this Plan, the agreements or such reports, as the case may be, the first two years in an easily accessible place.

  10. Limitation of Liability. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Plan is executed on behalf of the Trustees of the Trust as trustees and not individually and that the obligations of this instrument are not binding upon the Trustees or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.


  IN WITNESS WHEREOF, the Trust has caused this Plan to be executed as of the date set forth below.


Dated: May 1, 2001

Attest:



/s/Tina D. Hosking                  By: /s/ Jill McGruder
------------------                      -----------------
Secretary                               President

                              PLAN OF DISTRIBUTION
                           PURSUANT TO RULE 12b-1 FOR
                  CLASS C SHARES OF COUNTRYWIDE STRATEGIC TRUST

  WHEREAS, Countrywide Strategic Trust (the "Trust"), an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts, is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"); and

  WHEREAS, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value (the "Shares"), which are divided into separate Series of Shares; and

  WHEREAS, the Trust issues shares of certain Series in Sub-Series (one of which may be designated as Class C Shares); and

  WHEREAS, the Trustees of the Trust as a whole, and the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or in any agreement relating hereto (the "Rule 12b-1 Trustees"), having determined, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that this Plan will benefit each Series and the holders of its Class C Shares, have approved this Plan by votes cast in person at a meeting called for the purpose of voting hereon and on any agreements related hereto;

  NOW, THEREFORE, the current Rule 12b-1 distribution plan of each Series is hereby amended as it pertains to the Class C Shares of each Series in accordance with Rule 12b-1 under the 1940 Act, on the following terms and conditions:

  1. Distribution Activities. Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities related to the distribution of Class C Shares, which activities may include, but are not limited to, the following: (a) maintenance fees or other payments to the Trust's principal underwriter and to securities dealers and others who are engaged in the sale of Class C Shares and who may be advising shareholders of the Trust regarding the purchase, sale or retention of Class C Shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Class C Shares or who render shareholder support services not otherwise provided by the Trust's transfer agent, including, but not limited to, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request;
(c) formulating and implementing of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparing, printing and distributing sales literature; (e) preparing, printing and distributing prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; and (f) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Class C Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

  2. Maximum Expenditures. The expenditures to be made pursuant to Section 1 and the basis upon which payment of such expenditures will be made shall be determined by the Trustees of the Trust, but in no event may such expenditures exceed in any fiscal year an amount calculated at the rate of .75% of the average daily net asset value of the Class C Shares of any Series of the Trust. Such payments for distribution activities may be made directly by the Class C Shares or the Trust's investment adviser or principal underwriter may incur such expenses and obtain reimbursement from the Class C Shares.

  3. Maintenance Fee. In addition to the payments of compensation provided for in Section 2 and in order to further enhance the distribution of its Class C Shares, the Trust shall pay the principal underwriter a maintenance fee, accrued daily and paid monthly, in an amount equal to an annual rate of .25% of the daily net assets of the Class C Shares of the Trust. When requested by and at the direction of the principal underwriter, the Trust shall pay a maintenance fee to dealers based on the amount of Class C Shares sold by such dealers and remaining outstanding for specified periods of time, if any, determined by the principal underwriter, in amounts up to .25% per annum of the average daily net assets of the Class C Shares of the Trust. Any maintenance fees paid to dealers shall reduce the maintenance fees otherwise payable to the principal underwriter.

  4. Term and Termination. This Plan shall become effective on the date hereof. Unless terminated as herein provided, this Plan shall continue in effect for one year from the date hereof and shall continue in effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved by votes of a majority of both (i) the Trustees of the Trust and (ii) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. This Plan may be terminated with respect to any Series at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority (as defined in the 1940 Act) of the outstanding Class C Shares of such Series of the Trust. In the event this Plan is terminated by any Series in accordance with its terms, the obligations of the Class C Shares of such Series to make payments to the Trust's principal underwriter pursuant to this Plan will cease and such Series will not be required to make any payments for expenses incurred after the date of termination.

  5. Amendments. This Plan may not be amended with respect to any Series to increase materially the amount of expenditures provided for in Sections 2 and 3 hereof unless such amendment is approved by a vote of the majority (as defined in the 1940 Act) of the outstanding Class C Shares of such Series, and no material amendment to this Plan shall be made unless approved in the manner provided for annual renewal of this Plan in Section 4 hereof.

  6. Selection and Nomination of Trustees. While this Plan is in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not interested persons of the Trust.

  7. Quarterly Reports. The principal underwriter and the Treasurer of the Trust shall provide to the Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and any related agreement, the purposes for which such expenditures were made and the allocation of such expenditures as provided for in Section 8.

  8. Allocating Expenditures Between Classes. Only distribution expenditures properly attributable to the sale of a particular class of Shares may be used to support the distribution fee charged to shareholders of such class of Shares. Distribution expenses attributable to the sale of more than one class of Shares of a Series will be allocated at least annually to each class of Shares based upon the ratio in which the sales of each class of Shares bears to the sales of all the Shares of such Series. For this purpose, Shares issued upon reinvestment of dividends or distributions will not be considered sales.

  9. Recordkeeping. The Trust shall preserve copies of this Plan and any related agreement and all reports made pursuant to Section 7 hereof, for a period of not less than six years from the date of this Plan, the agreements or such reports, as the case may be, the first two years in an easily accessible place.


  10. Limitation of Liability. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Plan is executed on behalf of the Trustees of the Trust as trustees and not individually and that the obligations of this instrument are not binding upon the Trustees or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.


  IN WITNESS WHEREOF, the Trust has caused this Plan to be executed as of the date set forth below.


Dated: October 29, 1999

Attest:



/s/ Tina D. Hosking             By: /s/ Robert H. Leshner
-------------------                 ---------------------
Secretary                           President

PROXY               THE NAVELLIER LARGE CAP GROWTH PORTFOLIO

                                       OF

                         THE NAVELLIER MILLENNIUM FUNDS

                      One East Liberty Street, Third Floor
                               Reno, Nevada  89501

                              --------------------

                   PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS
              August 22, 2003 (or another date shortly thereafter)


     THIS PROXY IS SOLICITED BY THE TRUSTEES OF THE NAVELLIER MILLENNIUM FUNDS, for use at a special meeting of the shareholders of The Navellier Large Cap Growth Portfolio (the "Millennium Portfolio"), an investment portfolio offered by The Navellier Millennium Funds (the " Millennium Funds") which meeting will be held at 10:00 a.m., Pacific Standard Time, on August 22, 2003 OR ANOTHER DATE SHORTLY THEREAFTER, at the offices of The Navellier Millennium Funds, One East Liberty Street, Third Floor, Reno, Nevada 89501 (the "Meeting").


     The undersigned shareholder of the Millennium Portfolio, revoking any and all previous proxies heretofore given for shares of the Millennium Portfolio held by the undersigned("Shares"), does hereby appoint Louis Navellier and Samuel Kornhauser, and each and any of them, with full power to substitution to each to be the attorneys and proxies of the undersigned (the "Proxies"), to attend the Meeting of the shareholders of the Millennium Portfolio, and to represent and direct the voting interests represented by the undersigned as of the record date for said Meeting for the Proposal specified below.

     This proxy, if properly executed, will be voted in the manner as directed herein by the undersigned shareholder. Unless otherwise specified below in the squares provided, the undersigned's vote will be cast "FOR" each Proposal. If no direction is made for any Proposal, this proxy will be voted "FOR" any and all such Proposals. In their discretion, the Proxies are authorized to transact and vote upon such other matters and business as may come before the Meeting or any adjournments thereof.

                                                       Please mark    |   |
                                                       your votes as  | X |
                                                       indicated in   |   |
                                                       this example

Proposal 1             To approve a proposed Agreement and Plan of
                       Reorganization (the "Plan"), whereby the Navellier Large
                       Cap Growth Portfolio of the Navellier Millennium Funds
                       (the " Millennium Portfolio") and the Navellier Large Cap
                       Growth Portfolio of The Navellier Performance Funds (the
                       "Portfolio") would transfer all of their assets to the Large Cap Growth Fund, a portfolio of the Touchstone
                       Strategic Trust (the "Acquiring Fund") in exchange for shares of beneficial interest in the Acquiring Fund that would then be distributed to the shareholders of the Portfolio and to the Shareholders of the Millennium
                       Portfolio pro rata. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of the Portfolio and of the Millennium Portfolio.

                       FOR [ ]        AGAINST [ ]        ABSTAIN [ ]

     To avoid the expense of adjourning the Meeting to a subsequent date, please return this proxy in the enclosed self-addressed, postage-paid envelope. THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE NAVELLIER PERFORMANCE FUNDS WHICH RECOMMEND A VOTE FOR PROPOSAL 1.

          Dated     _______________, 2003



                    ------------------------     ----------------
                    Signature of Shareholder     Number of shares



                    ------------------------     ----------------
                    Signature of Shareholder     Number of shares


                    This proxy may be revoked by the shareholder(s) at any time prior to the special meeting.

NOTE: Please sign exactly as your name appears hereon. If shares are registered in more than one name, all registered shareholders should sign this proxy; but if one shareholder signs, that signature binds the other shareholder. When signing as an attorney, executor, administrator, agent, trustee, or guardian, or custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name by an authorized person. If a partnership, please sign in partnership name by an authorized person.

                                     PART B

                           TOUCHSTONE STRATEGIC TRUST
                           (THE LARGE CAP GROWTH FUND)


                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 18, 2003



    This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Combined Prospectus/Proxy Statement of Touchstone Strategic Trust (the "Fund"), dated July 18, 2003 for the special meeting (the "Millennium Meeting") of the Shareholders of the Navellier Large Cap Growth Portfolio (the "Millennium Portfolio") of the Navellier Millennium Funds, a copy of which Prospectus/ Proxy Statement may be obtained, without charge, by contacting the Millennium Portfolio, c/o Navellier Securities Corp. at One East Liberty, Third Floor, Reno, Nevada 89501; Tel: 1-800-887-8671. This Statement of Additional Information contains additional and more detailed information about the operations and activities of the Large Cap Growth Fund, a portfolio of the Touchstone Strategic Trust (the "Acquiring Fund") and the operations and activities of the Portfolio and the Millennium Portfolio.


    The combined Prospectus/Proxy Statement describes certain transactions contemplated by the proposed merger of the Portfolio and of the Millennium Portfolio into the Acquiring Fund (the "Reorganization") whereby the Acquiring Fund would acquire all of the assets of the Portfolio and of the Millennium Portfolio in exchange solely for shares of beneficial interest in the Acquiring Fund and the assumption by the Acquiring Fund of all of the valid liabilities of the Portfolio and of the Millennium Portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS



PROSPECTUS OF TOUCHSTONE STRATEGIC TRUST DATED AUGUST 1, 2002 (incorporated herein by reference to Registrant's August 1, 2002 N-1A post-effective amendment
No. 47 EDGAR filing)..............................

STATEMENT OF ADDITIONAL INFORMATION FOR TOUCHSTONE STRATEGIC TRUST DATED AUGUST 1, 2002 (incorporated herein by reference to Registrant's August 1, 2002 N-1A post-effective amendment No. 47 EDGAR filing).......

PROSPECTUS OF THE NAVELLIER PERFORMANCE FUNDS DATED MAY 1, 2003 (incorporated herein by reference to the April 30, 2003 filing on form N-1A by the Navellier Performance Funds, post-effective amendment No. 25 EDGAR filing

STATEMENT OF ADDITIONAL INFORMATION FOR THE NAVELLIER PERFORMANCE FUNDS DATED MAY 1, 2003 (incorporated herein by reference to the April 30, 2003 filing on form N-1A by the Navellier Performance Funds, post-effective amendment No. 25 EDGAR filing)

PROSPECTUS OF THE NAVELLIER MILLENNIUM FUNDS DATED MAY 1, 2003 (incorporated herein by reference to the April 30, 2003 filing on form N-1A by The Navellier Millennium Funds, post-effective amendment No. 9 EDGAR filing)

STATEMENT OF ADDITIONAL INFORMATION FOR THE NAVELLIER MILLENNIUM FUNDS DATED MAY 1, 2003 (incorporated by reference to the April 30, 2003 filing on form N-1A by The Navellier Millennium Funds post-effective amendment No. 9 EDGAR filing)

CURRENT AUDITED ANNUAL REPORT OF TOUCHSTONE STRATEGIC TRUST AS OF MARCH 31, 2003 (incorporated by reference to the March 31, 2002 filing on form N-1A post-effective amendment No. 47 EDGAR filing)

CURRENT AUDITED ANNUAL REPORT OF THE NAVELLIER PERFORMANCE FUNDS AS OF DECEMBER 31, 2002 (incorporated herein by reference to the April 30, 2003 filing on form
N-1A post effective amendment No. 25 EDGAR filing).......

CURRENT AUDITED ANNUAL REPORT OF THE NAVELLIER MILLENNIUM FUNDS AS OF DECEMBER 31, 2002 (incorporated herein by reference to the April 30, 2003 filing on form
N-1A post effective amendment No. 9 EDGAR filing)................

Pro Forma Financial
Statements......................................................................

             NAVELLIER PERFORMANCE FUNDS' LARGE CAP GROWTH PORTFOLIO
                                       AND

             NAVELLIER MILLENNIUM FUNDS' LARGE CAP GROWTH PORTFOLIO

                                       AND

               TOUCHSTONE STRATEGIC TRUST'S LARGE CAP GROWTH FUND

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

                                December 31, 2002

NAVELLIER PERFORMANCE LARGE CAP GROWTH PORTFOLIO
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
(UNAUDITED)

                                                                   NAVELLIER MILLENNIUM    NAVELLIER PERFORMANCE
                                                TST                 LARGE CAP VALUE          LARGE CAP GROWTH
                                         LARGE CAP GROWTH FUND         PORTFOLIO               PORTFOLIO
                                       ------------------------  ----------------------- -----------------------
                                       SHARES/        MARKET     SHARES/       MARKET     SHARES/       MARKET
                                         PAR          VALUE        PAR          VALUE       PAR          VALUE
                                       -------      -----------  ----------   ---------- ----------    ---------
COMMON STOCKS AND EQUITY INTERESTS
BASIC MATERIALS
 Semiconductors and Related
   Applied Materials, Inc.                  -                -     2,830          36,874   37,700        491,231
                                                     ---------                 ---------               ---------
ENERGY
 Oilfield Equipment
   BJ Services Co.                     27,100          875,601         -               -        -              -
   Weatherford Intl Ltd                10,600          423,258         -               -        -              -
                                                     ---------                 ---------               ---------
                                                     1,298,859                         -                       -

INDUSTRIAL
 Industrial Diversified
   3M Co.                               4,650          573,345         -               -        -              -
                                                     ---------                 ---------               ---------


CONSUMER, CYCLICAL
 Automotive
   Nissan Motor Co. Ltd.                    -                -     1,770          27,223   24,800        381,424
                                                     ---------                 ---------               ---------

 Entertainment
   Fox Entertainment Group, Inc.            -                -     1,120          29,042   17,125        444,051
                                                     ---------                 ---------               ---------

 Media Publishing
   Viacom Inc. - Class A               22,250          908,023         -               -        -              -
                                                     ---------                 ---------               ---------

 Other Recreation
   Harley-Davidson, Inc.               19,200          887,040       585          27,027    8,500        392,700
                                                     ---------                 ---------               ---------

 Restaurants
   Darden Restaurants Inc.             22,450          459,102         -               -        -              -
                                                     ---------                 ---------               ---------

 Retailers, Apparel
   Nike                                     -                -       170           7,560    9,800        137,857
                                                     ---------                 ---------               ---------
 Retailers, Broadline
   Kohls Corp                          15,850          886,807       310          17,345    4,050        226,598
   Walgreen Co.                        20,000          583,800         -               -        -              -
   The TJX Companies, Inc.                  -                -     1,580          30,842   19,000        370,880
   Wal-Mart Stores, Inc.               22,750        1,149,103       555          28,092    9,500        479,845
                                                     ---------                 ---------               ---------
                                                     2,619,710                    76,219               1,077,323

 Retailers, Specialty
   Bed Bath & Beyond Inc.              28,050          968,567       510          17,610    7,975        275,377
   Lowe's Companies, Inc.              25,000          937,600       500          18,750    6,700        251,250
   Staples, Inc.                       27,200          497,760         -               -        -              -
                                                     ---------                 ---------               ---------
                                                     2,403,827                    36,360                 526,627

CONSUMER, NON-CYCLICAL
 Food, Beverage and Tobacco
   Sysco Corp.                              -                -       590          17,576    8,775        261,407
   Wm. Wrigley Jr. Co.                      -                -       360          19,757    6,600        301,840
   Anheuser-Busch Co., Inc.             8,000          387,200         -               -        -              -
   Pepsico, Inc.                       14,300          603,746         -               -        -              -
                                                     ---------                 ---------               ---------
                                                       990,946                    37,333                 563,247

 Consumer Products and Services
   The Clorox Co.                           -                -       735          30,319   10,000        412,500
   eBay, Inc.                               -                -       640          43,405    8,550        579,861
   Apollo Group Inc.                   13,850          609,400         -            -           -              -
                                                     ---------                 ---------               ---------
                                                       609,400                    73,724                 992,361

 Food Retailers
   Whole Foods Market Inc.              8,000          421,840         -               -        -              -
                                                     ---------                 ---------               ---------




                                          PRO FORMA                    TST
                                         ADJUSTMENTS         LARGE CAP GROWTH FUND(A)
                                      ---------------------  ------------------------
                                      SHARES/        MARKET    SHARES/     MARKET
                                        PAR           VALUE      PAR        VALUE
                                      --------      -------  ---------   ------------
COMMON STOCKS AND EQUITY INTERESTS
BASIC MATERIALS
 Semiconductors and Related
   Applied Materials, Inc.                  -             -     40,530       528,105
                                                                         -----------
ENERGY
 Oilfield Equipment
   BJ Services Co.                          -             -     27,100       875,601
   Weatherford Intl Ltd                     -             -     10,600       423,258
                                                                         -----------
                                            -             -                1,298,859

INDUSTRIAL
 Industrial Diversified
   3M Co.                                   -             -      4,650       573,345
                                                                         -----------


CONSUMER, CYCLICAL
 Automotive
   Nissan Motor Co. Ltd.                    -             -     26,570       408,647
                                                                         -----------

 Entertainment
   Fox Entertainment Group, Inc.            -             -     18,245       473,093
                                                                         -----------

 Media Publishing
   Viacom Inc. - Class A                    -             -     22,250       908,023
                                                                         -----------

 Other Recreation
   Harley-Davidson, Inc.                    -             -     28,285     1,306,767
                                                                         -----------

 Restaurants
   Darden Restaurants Inc.                  -             -     22,450       459,102
                                                                         -----------

 Retailers, Apparel
   Nike                                     -             -      9,970       145,417
                                                                         -----------
 Retailers, Broadline
   Kohls Corp                               -             -     20,210     1,130,750
   Walgreen Co.                             -             -     20,000       583,800
   The TJX Companies, Inc.                  -             -     20,580       401,722
   Wal-Mart Stores, Inc.                    -             -     32,805     1,656,980
                                                                         -----------
                                            -             -                3,773,252

 Retailers, Specialty
   Bed Bath & Beyond Inc.                   -             -     36,535     1,261,554
   Lowe's Companies, Inc.                   -             -     32,200     1,207,500
   Staples, Inc.                            -             -     27,200       497,760
                                                                         -----------
                                            -             -                2,966,814

CONSUMER, NON-CYCLICAL
 Food, Beverage and Tobacco
   Sysco Corp.                              -             -      9,365       278,983
   Wm. Wrigley Jr. Co.                      -             -      5,860       321,597
   Anheuser-Busch Co., Inc.                 -             -      8,000       387,200
   Pepsico, Inc.                            -             -     14,300       603,746
                                                                         -----------
                                                                           1,691,628

 Consumer Products and Services
   The Clorox Co.                           -             -     10,735       442,819
   eBay, Inc.                               -             -      9,190       623,266
   Apollo Group Inc.                        -             -     13,850       609,400
                                                                         -----------
                                                                           1,675,485

 Food Retailers
   Whole Foods Market Inc.                  -             -      8,000       421,840
                                                                         -----------

NAVELLIER PERFORMANCE LARGE CAP GROWTH PORTFOLIO
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
(UNAUDITED)


                                                      TST             NAVELLIER MILLENNIUM         NAVELLIER PERFORMANCE
                                             LARGE CAP GROWTH FUND  LARGE CAP VALUE PORTFOLIO    LARGE CAP GROWTH PORTFOLIO
                                             ---------------------- -------------------------    --------------------------
                                             SHARES/       MARKET    SHARES/        MARKET          SHARES/     MARKET
                                               PAR          VALUE     PAR           VALUE             PAR        VALUE
                                             --------    ---------- --------      -----------    ----------    ------------
Health Care Providers
  Tenet Healthcare Corp.                      25,800        423,120         -             -               -            -
                                                         ----------               ---------                    ---------

Healthcare Products and Services
  Forest Laboratories, Inc.                        -              -       365        35,850           4,825      473,912
  Johnson & Johnson                                -              -       415        22,290           7,200      386,712
                                                         ----------               ---------                    ---------
                                                                  -                  58,140                      860,624

Household Products (Non-Durable)
  Colgate-Palmolive Co.                       18,700        980,441         -             -               -            -
  Procter & Gamble Company                     6,850        588,689         -             -               -            -
                                                         ----------               ---------                    ---------
                                                          1,569,130                       -                            -

Medical Supplies
  Stryker Corp.                                                           460        30,875           4,550      305,396
  Cardinal Health Inc.                        18,300      1,083,177         -             -               -            -
  Medtronic Inc.                              28,800      1,313,280         -             -               -            -
                                                         ----------               ---------                    ---------
                                                          2,396,457                  30,875                      305,396

Pharmaceuticals
  Amgen, Inc.                                 25,000      1,208,500         -             -               -            -
  Caremark Rx Inc.                            43,500        706,875         -             -               -            -
  Johnson & Johnson                           21,250      1,141,337         -             -               -            -
  Lilly (Eli) & Co.                           8,800         558,800         -             -               -            -
  Pfizer, Inc.                                40,800      1,247,256         -             -               -            -
                                                         ----------               ---------                    ---------
                                                          4,862,768                       -                            -

TECHNOLOGY
Computer Equipment
  Cisco Systems, Inc.                              -              -     1,800        23,580          23,875      312,762
  Dell Computer Corp.                              -              -     1,690        45,191          28,500      762,090
  Emulex Corp.                                     -              -       900        16,695          15,100      280,105
  Hewlett-Packard Co.                              -              -     1,375        23,870          18,375      318,990
  International Business Machines
  Corp.                                            -              -       575        44,563           7,500      581,250
                                                         ----------               ---------                    ---------
                                                                  -                 153,899                    2,255,197

Computers & Information
  Dell Computer Corp                          29,900        799,526         -             -               -            -
  SEI Investments                             30,400        826,272         -             -               -            -
  The Bisys Group, Inc.                       32,150        511,185         -             -               -            -
                                                         ----------               ---------                    ---------
                                                          2,136,983                       -                            -

Semiconductor & Related
  Intel Corp.                                 31,100        484,227         -             -               -            -
  Qlogic Corporation                          18,000        621,180         -             -               -            -
                                                         ----------               ---------                    ---------
                                                          1,105,407                       -                            -


                                                PRO FORMA                     TST
                                               ADJUSTMENTS           LARGE CAP GROWTH FUND(A)
                                           ------------------        -----------------------
                                           SHARES/     MARKET         SHARES/       MARKET
                                             PAR       VALUE           PAR           VALUE
                                           -------     ------        --------      ---------
Health Care Providers
  Tenet Healthcare Corp.                         -          -          25,800      $ 423,120
                                                                                   ---------

Healthcare Products and Services
  Forest Laboratories, Inc.                      -          -           5,190        509,762
  Johnson & Johnson                              -          -           7,615        409,002
                                                                                   ---------
                                                 -          -                        918,764

Household Products (Non-Durable)
  Colgate-Palmolive Co.                          -          -          18,700        980,441
  Procter & Gamble Company                       -          -           6,850        588,689
                                                                                   ---------
                                                 -          -                      1,569,130

Medical Supplies
  Stryker Corp.                                  -          -           5,010        336,271
  Cardinal Health Inc.                           -          -          18,300      1,083,177
  Medtronic Inc.                                 -          -          28,800      1,313,280
                                                                                   ---------
                                                 -          -                      2,732,728

Pharmaceuticals
  Amgen, Inc.                                    -          -          25,000      1,208,500
  Caremark Rx Inc.                               -          -          43,500        706,875
  Johnson & Johnson                              -          -          21,250      1,141,337
  Lilly (Eli) & Co.                              -          -           8,800        558,800
  Pfizer, Inc.                                   -          -          40,800      1,247,256
                                                                                   ---------
                                                 -          -                      4,862,768

TECHNOLOGY
Computer Equipment
  Cisco Systems, Inc.                            -          -          25,675        336,342
  Dell Computer Corp.                            -          -          30,190        807,281
  Emulex Corp.                                   -          -          16,000        296,800
  Hewlett-Packard Co.                            -          -          19,750        342,860
  International Business Machines
  Corp.                                          -          -           8,075        625,813
                                                                                   ---------
                                                 -          -                      2,409,096

Computers & Information
  Dell Computer Corp                             -          -          29,900        799,526
  SEI Investments                                -          -          30,400        826,272
  The Bisys Group, Inc.                          -          -          32,150        511,185
                                                                                   ---------
                                                 -          -                      2,136,983

Semiconductor & Related
  Intel Corp.                                    -          -          31,100        484,227
  Qlogic Corporation                             -          -          18,000        621,180
                                                                                   ---------
                                                            -               -      1,105,407

NAVELLIER PERFORMANCE LARGE CAP GROWTH PORTFOLIO
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
(UNAUDITED)

                                                     TST              NAVELLIER MILLENNIUM         NAVELLIER PERFORMANCE
                                              LARGE CAP GROWTH FUND  LARGE CAP VALUE PORTFOLIO   LARGE CAP GROWTH PORTFOLIO
                                              ---------------------  -------------------------   --------------------------
                                              SHARES/      MARKET      SHARES/      MARKET         SHARES/       MARKET
                                                PAR         VALUE        PAR         VALUE          PAR           VALUE
                                              -------    ----------  ----------  -------------   -----------   ------------
Software & Processing
  Yahoo! Inc.                                                     -     1,450        23,707          19,325      315,964
  Affiliated Computer Svcs.                   21,100      1,110,915         -             -               -            -
  Cisco Systems, Inc.                         95,900      1,256,290         -             -               -            -
  First Data Corp.                            15,000        531,150       820        29,036          12,275      434,658
  Intuit Inc.                                 11,000        516,120       810        38,005          10,875      510,255
  Microsoft Corp.                             29,350      1,517,395       520        26,884           8,350      431,695
  Sungard Data Systems                        44,450      1,047,242         -             -               -            -
  Veritas Software Corp.                      30,250        472,505         -             -               -            -
                                                         ----------                --------                  -----------
                                                          6,451,617                 117,632                    1,692,572

Telecommunications Equipment and Services
  Nextel Communications, Inc.                      -              -     3,150        36,383          42,275      488,276
  QUALCOMM, Inc.                                   -              -     1,170        42,576          15,900      578,601
                                                         ----------                --------                  -----------
                                                                  -                  78,959                    1,066,877

FINANCIAL SERVICES
 Banking, Major
  Bank of New York Co., Inc.                  29,900        716,404         -             -               -            -
                                                         ----------                --------                  -----------
                                                            716,404                       -                            -

 Financial Services, Diversified
  Freddie Mac                                 22,500      1,328,625         -             -               -            -
  SLM Corp.                                   12,150      1,261,899       470        48,814           6,900      716,634
                                                         ----------                --------                  -----------
                                                          2,590,524                  48,814                      716,634

 Insurance
  The Allstate Corp.                               -              -         -             -          10,550      390,244
  AFLAC, Inc.                                      -              -       660        24,413               -            -
  The Progressive Corp.                            -              -       525        26,056           8,700      431,781
                                                         ----------                --------                  -----------
                                                                  -                  50,469                      822,025

 Regional Banks
  Fifth Third Bancorp                         15,300        895,815         -             -               -            -
                                                         ----------                --------                  -----------
                                                            895,815                       -                            -


CONGLOMERATES
 Conglomerates
  General Electric Co.                        37,450        911,908                       -               -            -
                                                         ----------                --------                  -----------
TOTAL COMMON STOCKS AND EQUITY INTERESTS                 35,232,225                 890,150                   12,726,146
                                                         ----------                --------                  -----------

GOVERNMENT AGENCY OBLIGATIONS
  FNMA Discount Notes, 1.25%, due 1/2/03           -              -   104,000       103,993               -            -
                                                         ----------                --------                  -----------

CASH EQUIVALENTS
 Money Market Fund
  FBR Fund for Government Investors                -              -       887           887       1,189,273    1,189,273
                                                         ----------                --------                  -----------


------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS AT MARKET                            35,232,225                 995,030                   13,915,419
                                                         ----------               ---------                  -----------
  TOTAL INVESTMENTS AT COST                              42,106,795               1,052,830                   14,796,893
                                                         ----------               ---------                  -----------

                                                   PRO FORMA                    TST
                                                  ADJUSTMENTS          LARGE CAP GROWTH FUND(A)
                                               ------------------      ------------------------
                                                SHARES/   MARKET         SHARES/      MARKET
                                                  PAR     VALUE           PAR         VALUE
                                               --------  --------      ---------    -----------
Software & Processing
  Yahoo! Inc.                                       -          -          20,775    $   339,671
  Affiliated Computer Svcs.                         -          -          21,100      1,110,915
  Cisco Systems, Inc.                               -          -          95,900      1,256,290
  First Data Corp.                                  -          -          28,095        994,844
  Intuit Inc.                                       -          -          22,685      1,064,380
  Microsoft Corp.                                   -          -          38,220      1,975,974
  Sungard Data Systems                              -          -          44,450      1,047,242
  Veritas Software Corp.                            -          -          30,250        472,505
                                                                                    -----------
                                                    -          -                      8,261,821

Telecommunications Equipment and Services
  Nextel Communications, Inc.                       -          -          45,425        524,659
  QUALCOMM, Inc.                                    -          -          17,070        621,177
                                                                                    -----------
                                                    -          -                      1,145,836

FINANCIAL SERVICES
 Banking, Major
  Bank of New York Co., Inc.                        -          -          29,900        716,404
                                                                                    -----------
                                                               -               -        716,404

 Financial Services, Diversified
  Freddie Mac                                       -          -          22,500      1,328,625
  SLM Corp.                                         -          -          19,520      2,027,347
                                                                                    -----------
                                                    -          -                      3,355,972

 Insurance
  The Allstate Corp.                                -          -          10,550        390,244
  AFLAC, Inc.                                       -          -             660         24,413
  The Progressive Corp.                             -          -           9,225        457,837
                                                                                    -----------
                                                    -          -                        872,494

 Regional Banks
  Fifth Third Bancorp                               -          -          15,300        895,815
                                                                                    -----------
                                                    -          -                        895,815


CONGLOMERATES
 Conglomerates
  General Electric Co.                              -          -          37,450        911,908
                                                                                    -----------
TOTAL COMMON STOCKS AND EQUITY INTERESTS                                             48,848,521
                                                                                    -----------

GOVERNMENT AGENCY OBLIGATIONS
  FNMA Discount Notes, 1.25%, due 1/2/03            -          -         104,000        103,993
                                                                                    -----------

CASH EQUIVALENTS
 Money Market Fund
  FBR Fund for Government Investors                 -          -       1,190,160      1,190,160
                                                                                    -----------


-----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS AT MARKET                       -                               $50,142,674
                                                                                    -----------
  TOTAL INVESTMENTS AT COST                         -                               $57,956,518
                                                                                    -----------

---------------------------------

(A) Navellier Performance Large Cap Growth Portfolio is the accounting survivor, however the surviving Fund name is TST Large Cap Growth Fund.

NAVELLIER PERFORMANCE LARGE CAP GROWTH PORTFOLIO
PRO FORMA COMBINING                               PRO FORMA FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
(UNAUDITED)

                                                                     Navellier        Navellier
                                                       TST          Millennium       Performance                           TST
                                                     Large Cap       Large Cap        Large Cap        Pro Forma        Large Cap
                                                    Growth Fund   Growth Portfolio Growth Portfolio    Adjustments   Growth Fund (A)
                                                    -----------   ---------------- ----------------   ------------   ---------------
ASSETS

Investments, at cost                               $  42,106,795    $   1,052,830    $  14,796,893    $           -   $  57,956,518
                                                   =============    =============    =============    =============   =============
Investments, at market value                       $  35,232,225    $     995,030    $  13,915,419    $           -   $  50,142,674
Receivable for securities sold                           329,163              873                -                -         330,036
Dividend and interest receivable                          19,244              455            7,123                -          26,822
Other Assets                                              23,575                -              592                -          24,167
                                                   -------------    -------------    -------------    -------------   -------------
     Total Assets                                     35,604,206          996,358       13,923,134                -      50,523,698
                                                   -------------    -------------    -------------    -------------   -------------

LIABILITIES

Payable for securities purchased                         147,320                -                -                -         147,320
Bank overdraft                                           322,221                -                -                -         322,221
Payable for Fund shares repurchased                       44,506               20           76,662                -         121,188
Advisory and distribution fees payable                         -              870           10,102                -          10,972
Accrued expenses and other liabilities                   100,455              253            4,906                -         105,614
                                                   -------------    -------------    -------------    -------------   -------------
     Total Liabilities                                   614,501            1,143           91,670                -         707,314
                                                   -------------    -------------    -------------    -------------   -------------
Net Assets                                         $  34,989,705    $     995,215    $  13,831,464    $           -   $  49,816,384
                                                   =============    =============    =============    =============   =============

ANALYSIS OF NET ASSETS

Accumulated paid in capital                        $  75,392,621    $   1,471,568    $  35,591,483    $           -   $ 112,455,672
Distributions in excess of net investment income        (321,214)               -                -                -        (321,214)
Accumulated net realized loss on investments         (33,207,132)        (418,553)     (20,878,545)               -     (54,504,230)
Unrealized depreciation of investments                (6,874,570)         (57,800)        (881,474)               -      (7,813,844)
                                                   -------------    -------------    -------------    -------------   -------------
Net Assets                                         $  34,989,705    $     995,215    $  13,891,464    $           -   $  49,816,384
                                                   =============    =============    =============    =============   =============

BY CLASS:

NET ASSETS:
CLASS A                                            $  33,843,198    $     355,316    $  13,831,464    $           -   $  48,029,978
CLASS B                                                   54,017          423,950                -                -         477,967
CLASS C                                                1,092,490          215,949                -                -       1,308,439
                                                   -------------    -------------    -------------    -------------   -------------
                                                   $  34,989,705    $     995,215    $  13,831,464    $           -   $  49,816,384
                                                   =============    =============    =============    =============   =============

OUTSTANDING SHARES:
CLASS A                                                4,202,127           76,781        1,134,468       (1,473,452)      3,939,924
CLASS B                                                    7,090           92,912                -          (60,792)         39,210
CLASS C                                                  143,907           47,449                -          (84,019)        107,337
                                                   -------------    -------------    -------------    -------------   -------------
                                                       4,353,124          217,142        1,134,468       (1,618,263)      4,086,471
                                                   =============    =============    =============    =============   =============

NET ASSET VALUE PER SHARE:
CLASS A                                            $        8.05    $        4.63    $       12.19                    $       12.19
                                                   -------------    -------------    =============                    -------------
CLASS B                                            $        7.62    $        4.56                                     $       12.19
                                                   -------------    -------------                                     -------------
CLASS C                                            $        7.59    $        4.55                                     $       12.19
                                                   -------------    -------------                                     -------------


(A) The Navellier Performance Large Cap Growth Portfolio is the accounting survivor, however the surviving Fund name and legal survivor is TST Large Cap Growth.

NAVELLIER PERFORMANCE LARGE CAP GROWTH PORTFOLIO
PRO FORMA COMBINING
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2002
(UNAUDITED)

                                                       Navellier       Navellier
                                           TST        Millennium      Performance                         TST         (Basis Points)
                                         Large Cap     Large Cap       Large Cap                        Large Cap       Pro Forma
                                        Growth Fund   Value Fund    Growth Portfolio  Adjustments     Growth Fund (F)    Combined
                                       ------------  ------------   ----------------  ------------    --------------- --------------
INVESTMENT INCOME
Dividend Income                        $    238,986  $      4,529     $    103,515    $          -       $    347,030
Interest Income                              20,792         1,574            5,063               -             27,429
                                       ------------  ------------     ------------    ------------       ------------
   Total Income                             259,778         6,103          108,578               -            374,459
                                       ------------  ------------     ------------    ------------       ------------


EXPENSES
Management fee                              398,485         7,883          135,879        (168,624)(A)        373,623      0.7500%
Distribution Fees - Class A                 129,171           789           40,440         (50,325)(A)        120,075      0.2410%
Distribution Fees - Class B                     414         2,941                -           1,424 (A)          4,779      0.0096%
Distribution Fees - Class C                  14,215         1,788                -          (2,919)(A)         13,084      0.0263%
Administration fees                           9,073             -           40,440         (22,114)(A)         27,399      0.0550%
Accounting fees                              51,492             -                -         (27,492)(A)         24,000      0.0482%
Audit and legal fees                         23,362         8,964           16,054         (18,380)(B)         30,000      0.0602%
Custodian fee                                12,213        60,789(E)        58,163(E)     (113,165)(B)         18,000      0.0361%
Directors/ Trustees fees                      6,054         6,750            7,143         (13,893)(C)          6,054      0.0122%
Registration fees                                 -        32,275           16,410         (48,685)(B)              -      0.0000%
Registration fees - Class A                   7,890             -                -               -              7,890      0.0158%
Registration fees - Class B                  11,404             -                -               -             11,404      0.0229%
Registration fees - Class C                  11,611             -                -               -             11,611      0.0233%
Report Printing                              29,175         1,729           15,569         (11,473)(B)         35,000      0.0703%
Transfer Agent Fees - Class A                32,639             -                -          13,361 (A)         46,000      0.0923%
Transfer Agent Fees - Class B                12,049             -                -             (49)(A)         12,000      0.0241%
Transfer Agent Fees - Class C                11,983             -                -              17 (A)         12,000      0.0241%
Other expense                                35,462         1,156           24,692         (11,310)(D)         50,000      0.1004%
                                       ------------  ------------     ------------    ------------       ------------     -------
                                            796,692       125,064          354,790        (473,627)           802,919      1.6118%
Fees waived (Class A)                       (10,683)      (43,852)        (113,766)         73,346 (A)        (94,955)    -0.1906%
Fees waived (Class B)                       (23,324)      (40,973)               -          42,881 (A)        (21,416)    -0.0430%
Fees waived (Class C)                       (16,837)      (24,868)               -          19,751 (A)        (21,954)    -0.0441%
                                       ------------  ------------     ------------    ------------       ------------
   Total expenses, net of fees waived       745,848        15,371          241,024        (337,649)           664,594      1.3341%
                                       ------------  ------------     ------------    ------------       ------------     -------
NET INVESTMENT INCOME                      (486,070)       (9,268)        (132,446)        337,649           (290,135)


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) on investments    $(17,874,899) $   (126,421)    $ (2,363,379)           $  -       $(20,364,699)
Change in unrealized appreciation
  (depreciation)                         (6,475,548)     (100,611)      (2,449,986)              -         (9,026,145)
     of investments                               -             -                -               -                  -
                                       ------------  ------------     ------------    ------------       ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                 (24,350,447)     (227,032)      (4,813,365)              -        (29,390,844)
                                       ------------  ------------     ------------    ------------       ------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $(24,836,518) $   (236,300)    $ (4,945,811)   $    337,649       $(29,680,980)
                                       ============  ============     ============    ============       ============


(A) Based on contract in effect for the legal surviving fund. Management Fee is .75%. Distribution Fee is Class A .25%, Class B 1.00%, Class C 1.00%.

(B) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(C)  Based on director compensation plan for the legal surviving fund.

(D)  Includes pricing, Insurance expense and T/A out-of-pocket fees.

(E)  For Navellier funds includes Accounting, Custody and Transfer Agent fees.

(F) Navellier Performance Large Cap Growth Portfolio is the accounting survivor, however the surviving Fund name is TST Large Cap Growth.

NAVELLIER PERFORMANCE FUNDS
LARGE CAP GROWTH PORTFOLIO
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2002
(UNAUDITED)



DESCRIPTION OF THE FUND

     The Acquiring Fund, Navellier Performance Funds Large Cap Growth Portfolio, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management company portfolio consisting of Class A shares. The Target Funds, Navellier Millennium Large Cap Growth Portfolio and Touchstone Strategic Trust Large Cap Growth Fund are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Navellier Millennium Large Cap Growth Portfolio, consisting of Class A, B and C shares, is a non-diversified open-end management company. Touchstone Strategic Large Cap Growth Fund, consisting of Class A, B and C shares is a diversified open-end management company.

BASIS OF COMBINATION

     The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the non-surviving funds, the Navellier Millennium Funds Large Cap Value Portfolio and the Touchstone Strategic Trust Large Cap Growth Fund, in exchange for shares of the surviving fund (for purposes of maintaining the financial statements and performance), the Navellier Performance Funds Large Cap Growth Portfolio.

     Under the terms of the Plan of Reorganization, the combination of the surviving and non-surviving funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the surviving and non-surviving funds have been combined as of and for the twelve months ended December 31, 2002. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

     At the time of the combination, the combined fund will change its name to the Touchstone Strategic Trust Large Cap Growth Fund and shares of the surviving fund will actually represent shares of the Navellier Performance Funds Large Cap Growth Portfolio. Initially, the new Class B and Class C shares net asset values will equal the Navellier Performance Funds Large Cap Growth Portfolio net asset value. Performance history for the Class B and Class C shares will not be carried forward from either of the existing target Funds Class B and Class C shares, instead performance history will be initiated upon consummation of the merger.

     The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

PORTFOLIO VALUATION

     Equity securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued. Over-the-counter securities are valued at the last sales price. Debt securities with maturities of 60 days or less are valued at amortized cost. In the absence of readily available market quotations, securities are valued at fair value under procedures established by and under the general supervision of the Board of Trustees.

CAPITAL SHARES

     The pro forma net asset value per share assumes the issuance of shares of Acquiring Fund that would have been issued at December 31, 2002, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of each Target Fund, as of December 31, 2002, divided by the net asset value per share of the shares of Acquiring Fund as of December 31, 2002. The pro forma number of shares outstanding for the combined fund consists of the following at December 31, 2002:



             SHARES OF                        ADDITIONAL SHARES                   TOTAL OUTSTANDING
           ACQUIRING FUND                       ASSUMED ISSUED                          SHARES
------------------------------------- ----------------------------------- -----------------------------------
          Pre-Combination                     In Reorganization                    Post-Combination

             1,134,468                            2,952,003                           4,086,471


ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

                           TOUCHSTONE STRATEGIC TRUST
                            PART C. OTHER INFORMATION


ITEM 15.                           INDEMNIFICATION

(a) Article VI of the Restated Agreement and Declaration of Trust of Touchstone Strategic Trust (the "Registrant") provides for indemnification of officers and Trustees as follows:

Section 6.4  Indemnification of Trustees, Officers, etc.

            The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or Officer or Director and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion

Section 6.5  Advances of Expenses.

            The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met:
            (i) the Covered Person shall provide security for his undertaking,
            (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification .

Section 6.6  Indemnification Not Exclusive, etc.

            The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and Trustees and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. ("Touchstone") and sub-advisors. Coverage under the policy includes losses by reason of any act error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

            The Advisory Agreement and the Subadvisory Agreements provide that Touchstone (or a Sub-advisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Sub-advisor) of its obligations under the Agreement.


ITEM 16.                               EXHIBITS


(1)         Declaration of Trust of Registrant.

(2)         By-Laws of Registrant.

(3)         Voting Trust Agreement. [Not applicable]

(4) Agreement and proposed Plan of Reorganization. (Filed herewith as Appendix A to Part A)

(5)         Specimen share certificate.

(6) Form of Management Contract between the Large Cap Growth Fund (a portfolio of the Touchstone Strategic Trust) and Touchstone Advisors, Inc. (Filed herewith as Appendix B to Part A.)

(6)(a) Form of Investment Sub-advisory Contract between Touchstone Advisors, Inc. and Navellier Management, Inc. if the merger is approved. (Filed herewith as Appendix C to Part A.)

(6)(c)      Form of management Contract.

(7)         Form of Underwriting Agreement.

(8)         Bonus, Profit Sharing, or Pension Plans. [Not applicable]

(9) Form of Custody Agreement between Registrant and Integrated Fund Services, Inc.

(10)        Form of Rule 12b-1 Distribution Plan. Filed as Appendix D to Part A.

(11) Opinion of legal counsel regarding the legality of securities being registered.

(12) Opinion of legal counsel regarding certain tax matters and consequences to shareholders discussed in Part A.

(13) Form of Administrative Services Agreement between Registrant and Navellier Management, Inc.

(14) Consent of Tait, Weller & Baker, independent accountants for The Navellier Performance Funds and for Navellier Millennium Funds.

(14)(a)     Consent of Ernst & Young LLP, independent accountants for
            Registrant.

(14)(c)     Consent of Sullivan & Worcester LLP (see exhibit (11)).

(14)(d)     Consent of Sullivan & Worcester LLP (see exhibit (12)).

(15)        Financial Statements Omitted Pursuant to Item 14(a)(1). [Not
            Applicable]

(16)        Powers of Attorney.

(17)        Rule 24f-2 Notice. [Not Applicable]
--------------------------------------------------------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. __ to the Registrant's Registration Statement on Form N-1A previously filed _____, 19__.

(2)         None.

(3) Incorporated by reference to Registrant's 24f-2 Notice filed February 28, 1998.

(4) Incorporated by reference to Pre-effective Amendment No. __ to Registrant's N-14 EDGAR filing on June __, 2003.

(5) Incorporated by reference to Post-effective Amendment No. __ to Registrant's Registration Statement on Form N-1A filed _____ __, 19__

(6)         Filed herewith.




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


ITEM 17                              UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


-----------------------------

                                      SIGNATURES


As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Cincinnati and the State of Ohio, on the ___________th day of June, 2003.


                                   Registrant:

                                   TOUCHSTONE STRATEGIC TRUST



                              BY:
                                   -----------------------------------------
                                   Patrick T. Bannigan
                                   President

                              BY:
                                   -----------------------------------------
                                   Terrie A. Wiedenheft
                                   Controller



As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                              TITLE         DATE
----------                              -----         ----

________________________________        Trustee       June ______, 2003
Jill T. McGruder

________________________________        Trustee       June ______, 2003
John F. Barrett

________________________________        Trustee       June ______, 2003
J. Leland Brewster II

________________________________        Trustee       June ______, 2003
William O. Coleman

________________________________        Trustee       June ______, 2003
Phillip R. Cox

________________________________        Trustee       June ______, 2003
H. Jerome Lerner

________________________________        Trustee       June ______, 2003
Oscar P. Robertson

________________________________        Trustee       June ______, 2003
Robert E. Stautberg

________________________________        Trustee       June ______, 2003
John P. Zanotti

                                     EXHIBITS TO
                                        PART C

(14) Consent of Tait, Weller & Baker, independent accountants for The Navellier Performance Funds and for Navellier Millennium Funds.

                                   EXHIBIT 11

                             OPINION AND CONSENT OF
                            SULLIVAN & WORCESTER LLP